UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett Capital Structure Fund

For the six-month period ended May 31, 2011

Lord Abbett Research Fund

Lord Abbett Capital Structure Fund

Semiannual Report

For the six-month period ended May 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Capital Structure Fund for the six-month period ended May 31, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 through May 31, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/10 – 5/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,121.30	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.49
Class B
Actual	$1,000.00	$1,118.70	$10.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.26	$9.75
Class C
Actual	$1,000.00	$1,118.60	$10.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.31	$9.75
Class F
Actual	$1,000.00	$1,123.70	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.24
Class I
Actual	$1,000.00	$1,123.40	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73
Class P
Actual	$1,000.00	$1,121.30	$7.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.99
Class R2
Actual	$1,000.00	$1,120.80	$8.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.70
Class R3
Actual	$1,000.00	$1,121.80	$7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.76	$7.29

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.29% for Class A, 1.94% for Classes B and C, 1.04% for Class F, 0.94% for Class I, 1.39% for Class P, 1.53% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	12.23%	Information Technology	14.04%
Consumer Staples	6.11%	Materials	7.72%
Energy	14.96%	Telecommunication Services	4.65%
Financials	13.07%	Utilities	2.37%
Health Care	11.46%	Short-Term Investment	0.79%
Industrials	12.60%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.86%

COMMON STOCKS 58.61%

Aerospace & Defense 0.83%
DigitalGlobe, Inc.*	35	$861,700
Hexcel Corp.*	335	6,924,450
Moog, Inc. Class A*	125	5,131,250

Total		12,917,400

Airlines 0.25%
United Continental Holdings, Inc.*	158	3,803,625

Auto Components 0.41%
Cooper-Standard Holdings, Inc.*	19	933,059
Cooper-Standard Holdings, Inc.*(a)	112	5,362,516

Total		6,295,575

Automobiles 0.22%
Honda Motor Co., Ltd. ADR	91	3,461,800

Beverages 0.69%
PepsiCo, Inc.	150	10,668,000

Biotechnology 1.64%
Amgen, Inc.*	100	6,054,000
BioMarin Pharmaceutical, Inc.*	135	3,811,050
Celgene Corp.*	165	10,050,150
Human Genome Sciences, Inc.*	200	5,474,000

Total		25,389,200

Capital Markets 0.90%
Franklin Resources, Inc.	50	6,479,000
State Street Corp.	75	3,432,750
T. Rowe Price Group, Inc.	65	4,114,500

Total		14,026,250

Chemicals 2.71%
Celanese Corp. Series A	120	6,250,800
CF Industries Holdings, Inc.	20	3,075,600
Dow Chemical Co. (The)	165	5,961,450
LyondellBasell Industries NV Class A (Netherlands)(b)	190	8,306,595

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Shares (000)	Fair Value
Chemicals (continued)
Monsanto Co.	85	$6,038,400
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	57	3,226,200
Rockwood Holdings, Inc.*	175	9,203,250

Total		42,062,295

Commercial Banks 2.41%
Huntington Bancshares, Inc.	350	2,310,000
PNC Financial Services Group, Inc. (The)	60	3,745,200
Regions Financial Corp.	400	2,824,000
SunTrust Banks, Inc.	100	2,813,000
U.S. Bancorp	350	8,960,000
Wells Fargo & Co.	475	13,475,750
Zions Bancorporation	135	3,217,050

Total		37,345,000

Communications Equipment 0.79%
Aruba Networks, Inc.*	120	3,410,400
QUALCOMM, Inc.	150	8,788,500

Total		12,198,900

Computers & Peripherals 2.69%
Apple, Inc.*	60	20,869,800
Fortinet, Inc.*	110	5,333,900
Hewlett-Packard Co.	150	5,607,000
International Business Machines Corp.	35	5,912,550
QLogic Corp.*	240	3,883,200

Total		41,606,450

Consumer Finance 0.47%
Capital One Financial Corp.	135	7,335,900

Containers & Packaging 0.31%
Temple-Inland, Inc.	200	4,748,000

Distributors 0.57%
Genuine Parts Co.	160	8,768,000

Diversified Financial Services 1.83%
Bank of America Corp.	935	10,986,250
Fannie Mae*	182	69,092

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Shares (000)	Fair Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.	400	$17,296,000

Total		28,351,342

Diversified Telecommunication Services 2.45%
AT&T, Inc.	500	15,780,000
CenturyLink, Inc.	250	10,790,590
Verizon Communications, Inc.	200	7,386,000
Windstream Corp.	300	4,035,000

Total		37,991,590

Electric: Utilities 0.67%
UniSource Energy Corp.	275	10,419,750

Electrical Equipment 1.55%
A123 Systems, Inc.*	220	1,353,000
AMETEK, Inc.	60	2,609,400
Cooper Industries plc	60	3,771,000
Emerson Electric Co.	185	10,091,750
Rockwell Automation, Inc.	75	6,233,250

Total		24,058,400

Energy Equipment & Services 0.62%
Cameron International Corp.*	75	3,574,500
Schlumberger Ltd.	70	6,000,400

Total		9,574,900

Food & Staples Retailing 1.61%
CVS Caremark Corp.	135	5,223,150
Ingles Markets, Inc. Class A	443	7,892,751
SUPERVALU, INC.	165	1,692,900
Wal-Mart Stores, Inc.	185	10,215,700

Total		25,024,501

Food Products 1.06%
H.J. Heinz Co.	100	5,492,000
Kellogg Co.	100	5,699,000
Kraft Foods, Inc. Class A	150	5,245,500

Total		16,436,500

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Shares (000)	Fair Value
Hotels, Restaurants & Leisure 1.34%
Marriott International, Inc. Class A	140	$5,293,400
McDonald’s Corp.	115	9,377,100
Starwood Hotels & Resorts Worldwide, Inc.	100	6,098,000

Total		20,768,500

Household Products 0.52%
Procter & Gamble Co. (The)	120	8,040,000

Industrial Conglomerates 0.81%
3M Co.	60	5,662,800
General Electric Co.	350	6,874,000

Total		12,536,800

Information Technology Services 0.97%
SAIC, Inc.*	500	8,780,000
SRA International, Inc. Class A*	200	6,190,000

Total		14,970,000

Insurance 0.57%
MetLife, Inc.	200	8,820,000

Internet Software & Services 0.38%
GSI Commerce, Inc.*	200	5,850,000

Machinery 4.01%
Actuant Corp. Class A	350	8,799,000
Caterpillar, Inc.	50	5,290,000
Danaher Corp.	240	13,087,200
Dover Corp.	38	2,521,125
Pall Corp.	150	8,415,000
Parker Hannifin Corp.	100	8,885,000
Snap-on, Inc.	250	15,080,000

Total		62,077,325

Media 1.83%
Belo Corp. Class A*	350	2,779,000
Charter Communications, Inc. Class A*(c)	67	3,791,044
Interpublic Group of Cos., Inc. (The)	550	6,561,500
Omnicom Group, Inc.	90	4,209,300
Time Warner, Inc.	115	4,189,450

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Shares (000)	Fair Value
Media (continued)
Walt Disney Co. (The)	165	$6,868,950

Total		28,399,244

Metals & Mining 0.46%
Barrick Gold Corp. (Canada)(b)	82	3,910,350
Freeport-McMoRan Copper & Gold, Inc.	35	1,807,400
Titanium Metals Corp.*	75	1,404,750

Total		7,122,500

Multi-Line Retail 1.11%
Kohl’s Corp.	150	7,986,000
Target Corp.	185	9,163,050

Total		17,149,050

Oil, Gas & Consumable Fuels 10.06%
Chevron Corp.	350	36,718,500
ConocoPhillips	360	26,359,200
Continental Resources, Inc.*	165	10,926,300
Devon Energy Corp.	60	5,044,200
El Paso Corp.	694	14,608,700
EOG Resources, Inc.	100	10,914,000
Exxon Mobil Corp.	250	20,867,500
Hess Corp.	128	10,092,131
Marathon Oil Corp.	200	10,834,000
Petroleo Brasileiro SA ADR*	196	6,123,834
Whiting Petroleum Corp.*	50	3,355,000

Total		155,843,365

Pharmaceuticals 5.33%
Bristol-Myers Squibb Co.	400	11,504,000
Johnson & Johnson	200	13,458,000
Merck & Co., Inc.	135	4,961,250
Mylan, Inc.*	1,135	26,723,575
Pfizer, Inc.	700	15,015,000
Salix Pharmaceuticals Ltd.*	70	2,802,100
Teva Pharmaceutical Industries Ltd. ADR	161	8,195,816

Total		82,659,741

Real Estate Investment Trusts 0.29%
Plum Creek Timber Co., Inc.	110	4,457,200

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments				Shares (000)	Fair Value
Road & Rail 1.06%
Kansas City Southern*				100	$5,889,000
Union Pacific Corp.				100	10,497,000

Total					16,386,000

Semiconductors & Semiconductor Equipment 0.68%
Broadcom Corp. Class A*				70	2,518,600
Intel Corp.				250	5,627,500
PMC-Sierra, Inc.*				300	2,352,000

Total					10,498,100

Software 4.04%
Adobe Systems, Inc.*				200	6,926,000
Blackboard, Inc.*				75	3,231,750
Citrix Systems, Inc.*				40	3,504,800
Informatica Corp.*				135	7,919,100
Microsoft Corp.				650	16,256,500
Nuance Communications, Inc.*				275	6,039,000
Oracle Corp.				300	10,266,000
Sourcefire, Inc.*				175	4,674,250
Synchronoss Technologies, Inc.*				120	3,852,000

Total					62,669,400

Specialty Retail 0.47%
Best Buy Co., Inc.				75	2,382,000
Home Depot, Inc. (The)				135	4,897,800

Total					7,279,800

Total Common Stocks (cost $711,984,564)					908,010,403

	Exercise Price		Expiration Date
CONTINGENT VALUE RIGHT 0.01%

Pharmaceuticals
Sanofi* (cost $94,160)	–	(d)	12/31/2020	40	96,000

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 6.07%

Airlines 0.07%
United Continental Holdings, Inc.	4.50%	6/30/2021	$1,100	$1,104,180

Automobiles 0.39%
Ford Motor Co.	4.25%	11/15/2016	3,325	6,055,656

Beverages 0.22%
Molson Coors Brewing Co.	2.50%	7/30/2013	3,000	3,356,250

Biotechnology 1.25%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	3,000	5,283,750
Gilead Sciences, Inc.	0.625%	5/1/2013	8,000	9,660,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	3,500	4,471,250

Total				19,415,000

Commercial Services & Supplies 0.13%
CRA International, Inc.	2.875%	6/15/2034	2,000	1,987,500

Computers & Peripherals 0.48%
EMC Corp.	1.75%	12/1/2013	2,600	4,715,750
SanDisk Corp.	1.50%	8/15/2017	2,300	2,639,250

Total				7,355,000

Electrical Equipment 0.60%
Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	9,337,500

Electronic Equipment, Instruments & Components 0.29%
Itron, Inc.	2.50%	8/1/2026	4,500	4,550,625

Energy Equipment & Services 0.16%
SunPower Corp.	4.75%	4/15/2014	2,275	2,482,594

Health Care Providers & Services 0.44%
Five Star Quality Care, Inc.	3.75%	10/15/2026	7,025	6,884,500

Information Technology Services 0.17%
CACI International, Inc.	2.125%	5/1/2014	2,000	2,572,500

Metals & Mining 0.56%
Newmont Mining Corp.	1.25%	7/15/2014	5,000	6,737,500

See Notes to Financial Statements.

10

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Mining (continued)
Newmont Mining Corp.	3.00%	2/15/2012	$1,500	$1,912,500

Total				8,650,000

Real Estate Investment Trusts 0.17%
ERP Operating LP	3.85%	8/15/2026	2,500	2,576,500

Semiconductors & Semiconductor Equipment 0.64%
Intel Corp.	2.95%	12/15/2035	5,000	5,306,250
Xilinx, Inc.†	2.625%	6/15/2017	3,500	4,641,875

Total				9,948,125

Software 0.30%
Symantec Corp.	1.00%	6/15/2013	3,750	4,626,563

Wireless Telecommunication Services 0.20%
SBA Communications Corp.	4.00%	10/1/2014	2,175	3,140,156

Total Convertible Bonds (cost $87,327,755)				94,042,649

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 6.12%

Auto Components 0.32%
Autoliv, Inc. (Sweden)(b)	8.00%		40	4,154,800
Cooper-Standard Holdings, Inc. PIK(a)	7.00%		4	805,100

Total				4,959,900

Automobiles 0.24%
General Motors Co.	4.75%		74	3,682,350

Capital Markets 0.71%
AMG Capital Trust I	5.10%		200	9,675,000
Legg Mason, Inc.	7.00%		45	1,381,050

Total				11,056,050

Commercial Banks 0.86%
Fifth Third Bancorp	8.50%		40	5,733,316
Wells Fargo & Co.	7.50%		7	7,540,750

Total				13,274,066

Communications Equipment 0.09%
Lucent Technologies Capital Trust I	7.75%		1	1,388,100

See Notes to Financial Statements.

11

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate		Shares (000)	Fair Value
Diversified Financial Services 0.92%
Bank of America Corp.	7.25%		6	$5,775,000
Citigroup, Inc.	7.50%		70	8,435,000

Total				14,210,000

Electric: Utilities 0.40%
NextEra Energy, Inc.	8.375%		119	6,175,666

Food Products 1.03%
Archer Daniels Midland Co.	6.25%		200	8,164,000
Bunge Ltd.	4.875%		75	7,865,625

Total				16,029,625

Insurance 0.86%
Hartford Financial Services Group, Inc. (The)	7.25%		135	3,547,800
MetLife, Inc.	5.00%		61	5,045,310
XL Group plc (Ireland)(b)	10.75%		150	4,777,500

Total				13,370,610

Oil, Gas & Consumable Fuels 0.69%
Apache Corp.	6.00%		160	10,644,800

Total Convertible Preferred Stocks (cost $83,186,465)				94,791,167

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 0.39%

Diversified Financial Services 0.23%
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	$3,350	3,591,478

Software 0.16%
Nuance Communications, Inc. Incremental Term Loan	1.97%	3/29/2013	2,481	2,468,267

Total Floating Rate Loans (cost $5,555,665)				6,059,745

			Shares (000)
FOREIGN COMMON STOCKS(f) 4.60%

France 0.55%

Automobiles 0.23%
Renault SA			63	3,605,126

See Notes to Financial Statements.

12

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Shares (000)	Fair Value
France (continued)

Electrical Equipment 0.32%
Alstom SA	79	$4,929,298

Total France		8,534,424

Germany 0.83%

Air Freight & Logistics 0.26%
Deutsche Post AG Registered Shares	213	4,028,781

Household Products 0.26%
Henkel KGaA	70	4,070,644

Software 0.31%
SAP AG	76	4,709,006

Total Germany		12,808,431

Japan 0.26%

Household Durables
Sony Corp.	148	3,953,852

Netherlands 0.20%

Industrial Conglomerates
Koninklijke Philips Electronics NV	114	3,177,627

Norway 0.42%

Commercial Banks
DnB NOR ASA	432	6,517,499

Singapore 0.21%

Airlines
Singapore Airlines Ltd.	281	3,227,498

Switzerland 1.11%

Chemicals 0.34%
Syngenta AG Registered Shares	15	5,254,056

Food Products 0.28%
Nestle SA Registered Shares	68	4,372,404

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments			Shares (000)	Fair Value
Switzerland (continued)

Pharmaceuticals 0.49%
Roche Holding Ltd. AG			43	$7,541,865

Total Switzerland				17,168,325

United Kingdom 1.02%

Metals & Mining 0.56%
Anglo American plc			102	5,095,199
Vedanta Resources plc			101	3,588,509

Total				8,683,708

Wireless Telecommunication Services 0.46%
Vodafone Group plc			2,582	7,179,247

Total United Kingdom				15,862,955

Total Foreign Common Stocks (cost $61,059,142)				71,250,611

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 23.01%

Aerospace & Defense 0.29%
GeoEye, Inc.	9.625%	10/1/2015	$3,550	4,024,813
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021	375	393,281

Total				4,418,094

Airlines 0.22%
United Airlines, Inc.†	9.875%	8/1/2013	3,150	3,378,375

Auto Components 0.14%
Dana Holding Corp.	6.75%	2/15/2021	1,000	1,005,000
Uncle Acquisition 2010 Corp.†	8.625%	2/15/2019	1,065	1,123,575

Total				2,128,575

Automobiles 0.37%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	2,300	2,305,750
TRW Automotive, Inc.†	8.875%	12/1/2017	2,975	3,354,312

Total				5,660,062

Building Products 0.09%
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	1,500	1,456,875

See Notes to Financial Statements.

14

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Capital Markets 0.64%
Nuveen Investments, Inc.	10.50%	11/15/2015	$6,000	$6,390,000
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	450	496,125
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	3,100,025

Total				9,986,150

Chemicals 0.65%
Chemtura Corp.†	7.875%	9/1/2018	2,000	2,175,000
Dow Chemical Co. (The)	8.55%	5/15/2019	983	1,282,032
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	4,250	4,393,437
Lyondell Chemical Co.†	8.00%	11/1/2017	2,023	2,280,933

Total				10,131,402

Commercial Banks 0.36%
SVB Financial Group	5.375%	9/15/2020	1,625	1,648,582
Zions Bancorporation	7.75%	9/23/2014	3,500	3,851,068

Total				5,499,650

Commercial Services & Supplies 0.71%
Bunge NA Finance LP	5.90%	4/1/2017	1,625	1,785,069
Clean Harbors, Inc.†	7.625%	8/15/2016	1,375	1,474,687
First Data Corp.†	8.25%	1/15/2021	2,500	2,506,250
First Data Corp.	9.875%	9/24/2015	302	313,325
First Data Corp.†	12.625%	1/15/2021	1,349	1,473,783
International Lease Finance Corp.	6.25%	5/15/2019	925	929,921
International Lease Finance Corp.	8.75%	3/15/2017	2,200	2,497,000

Total				10,980,035

Communications Equipment 1.12%
Avaya, Inc.†	7.00%	4/1/2019	3,500	3,438,750
Brocade Communications Systems, Inc.	6.625%	1/15/2018	3,500	3,753,750
Brocade Communications Systems, Inc.	6.875%	1/15/2020	1,950	2,127,937
CommScope, Inc.†	8.25%	1/15/2019	4,250	4,473,125
Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,622,500

Total				17,416,062

Consumer Finance 0.26%
Ford Motor Credit Co. LLC	8.00%	6/1/2014	1,500	1,685,885
Springleaf Finance Corp.	6.90%	12/15/2017	2,500	2,387,500

Total				4,073,385

See Notes to Financial Statements.

15

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Containers & Packaging 0.99%
Ardagh Packaging Finance plc (Ireland)†(b)	7.375%		10/15/2017		$1,200	$1,287,000
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%		10/15/2020		1,350	1,491,750
Ball Corp.	7.375%		9/1/2019		2,500	2,731,250
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026		6,000	6,015,000
Graphic Packaging International, Inc.	9.50%		8/15/2013		2,014	2,074,420
Sealed Air Corp.	7.875%		6/15/2017		1,500	1,691,092

Total						15,290,512

Diversified Financial Services 0.98%
Capital One Capital VI	8.875%		5/15/2040		3,445	3,595,719
International Lease Finance Corp.	8.25%		12/15/2020		650	731,250
New York City Industrial Development Agency†	11.00%		3/1/2029		2,800	3,536,736
RBS Global, Inc./Rexnord LLC	8.50%		5/1/2018		3,000	3,270,000
RBS Global, Inc./Rexnord LLC	11.75%		8/1/2016		2,850	3,056,625
Wachovia Capital Trust III	5.57%	#	–	(g)	1,000	929,250

Total						15,119,580

Diversified Telecommunication Services 0.74%
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%		2/4/2017		4,150	4,502,750
SBA Telecommunications, Inc.	8.25%		8/15/2019		2,500	2,765,625
Windstream Corp.	7.00%		3/15/2019		4,000	4,150,000

Total						11,418,375

Electric: Utilities 0.30%
Ameren Illinois Co.	9.75%		11/15/2018		2,500	3,318,225
Texas Competitive Electric Holdings Co. LLC†	11.50%		10/1/2020		1,250	1,271,875

Total						4,590,100

Electronic Equipment, Instruments & Components 0.22%
Emerson Electric Co.	5.25%		10/15/2018		3,000	3,415,854

Energy Equipment & Services 0.09%
Dresser-Rand Group, Inc.†	6.50%		5/1/2021		975	1,011,563
SESI LLC†	6.375%		5/1/2019		450	450,000

Total						1,461,563

Food Products 0.17%
Blue Merger Sub, Inc.†	7.625%		2/15/2019		1,250	1,282,031
Corn Products International, Inc.	4.625%		11/1/2020		1,300	1,329,844

Total						2,611,875

See Notes to Financial Statements.

16

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Equipment & Supplies 0.71%
Bausch & Lomb, Inc.	9.875%	11/1/2015	$2,000	$2,150,000
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,500	3,876,250
Biomet, Inc.	10.00%	10/15/2017	3,000	3,330,000
HCA, Inc.	9.125%	11/15/2014	1,500	1,568,437

Total				10,924,687

Health Care Providers & Services 1.30%
Community Health Systems, Inc.	8.875%	7/15/2015	6,000	6,210,000
STHI Holding Corp.†	8.00%	3/15/2018	2,500	2,587,500
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,867,500
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	4,265,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	3,221,062

Total				20,151,062

Hotels, Restaurants & Leisure 1.23%
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	2,000	1,730,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,163,545
Marina District Finance Co., Inc.†	9.875%	8/15/2018	3,000	3,150,000
McDonald’s Corp.	5.00%	2/1/2019	1,800	2,024,635
River Rock Entertainment Authority (The)	9.75%	11/1/2011	1,700	1,504,500
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	2,000	2,310,000
Station Casinos, Inc.(h)	6.50%	2/1/2014	4,000	400
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	3,000	3,352,500
Wyndham Worldwide Corp.	5.75%	2/1/2018	1,000	1,057,939
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	750	825,937

Total				19,119,456

Household Durables 0.37%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	1,000	1,018,750
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,675	1,691,750
Lennar Corp.	12.25%	6/1/2017	2,500	3,078,125

Total				5,788,625

Independent Power Producers & Energy Traders 0.47%
AES Corp. (The)	8.00%	10/15/2017	2,500	2,715,625
Dynegy Holdings, Inc.	8.375%	5/1/2016	3,000	2,497,500
Mirant Americas Generation LLC	9.125%	5/1/2031	2,000	2,050,000

Total				7,263,125

See Notes to Financial Statements.

17

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology Services 0.60%
SunGard Data Systems, Inc.	7.375%		11/15/2018	$2,000	$2,050,000
SunGard Data Systems, Inc.	7.625%		11/15/2020	900	938,250
SunGard Data Systems, Inc.	10.25%		8/15/2015	6,000	6,255,000

Total					9,243,250

Insurance 0.22%
Liberty Mutual Group, Inc.†	10.75%		6/15/2058	2,500	3,412,500

Leisure Equipment & Products 0.30%
Expedia, Inc.	8.50%		7/1/2016	1,280	1,408,000
Speedway Motorsports, Inc.	8.75%		6/1/2016	3,000	3,300,000

Total					4,708,000

Machinery 0.42%
Oshkosh Corp.	8.50%		3/1/2020	2,500	2,762,500
Park-Ohio Industries, Inc.†	8.125%		4/1/2021	3,700	3,801,750

Total					6,564,250

Media 1.53%
Affinion Group, Inc.	11.50%		10/15/2015	4,000	4,180,000
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%		4/30/2020	3,000	3,258,750
Cumulus Media, Inc.†	7.75%		5/1/2019	2,000	2,010,000
DISH DBS Corp.†	6.75%		6/1/2021	4,000	4,060,000
EH Holding Corp.†	7.625%		6/15/2021	1,100	1,130,250
Gray Television, Inc.	10.50%		6/29/2015	1,500	1,601,250
Mediacom Broadband LLC	8.50%		10/15/2015	4,175	4,357,656
Mediacom Communications Corp.	9.125%		8/15/2019	1,500	1,635,000
WMG Acquisition Corp.	9.50%		6/15/2016	1,420	1,514,075

Total					23,746,981

Metals & Mining 0.96%
AEP Industries, Inc.†	8.25%		4/15/2019	2,500	2,562,500
Cliffs Natural Resources, Inc.	5.90%		3/15/2020	1,500	1,651,433
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	6.875%		2/1/2018	1,525	1,601,250
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017	3,500	3,841,330
Mirabela Nickel Ltd. (Australia)†(b)	8.75%		4/15/2018	1,875	1,898,437
Noranda Aluminum Acquisition Corp. PIK	4.417%	#	5/15/2015	3,406	3,277,396

Total					14,832,346

See Notes to Financial Statements.

18

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Multi-Line Retail 0.19%
Macy’s Retail Holdings, Inc.	8.125%	7/15/2015	$2,500	$3,012,500

Multi-Utilities 0.53%
Black Hills Corp.	9.00%	5/15/2014	3,650	4,246,928
NiSource Finance Corp.	10.75%	3/15/2016	3,000	3,947,337

Total				8,194,265

Oil, Gas & Consumable Fuels 3.29%
Chaparral Energy, Inc.	8.25%	9/1/2021	4,500	4,680,000
Concho Resources, Inc.	7.00%	1/15/2021	2,000	2,100,000
CONSOL Energy, Inc.	8.25%	4/1/2020	3,500	3,902,500
Continental Resources, Inc.	8.25%	10/1/2019	6,000	6,630,000
El Paso Corp.	7.00%	6/15/2017	2,630	3,062,343
El Paso Corp.	7.25%	6/1/2018	3,300	3,899,188
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	2,500	2,518,750
Forest Oil Corp.	7.25%	6/15/2019	2,000	2,065,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,000	3,197,490
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	1,850	1,961,000
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	2,200	2,224,750
Oasis Petroleum, Inc.†	7.25%	2/1/2019	3,200	3,232,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	2,775	2,854,087
SandRidge Energy, Inc.†	7.50%	3/15/2021	2,100	2,176,125
SM Energy Co.†	6.625%	2/15/2019	3,000	3,078,750
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,341,204
Whiting Petroleum Corp.	6.50%	10/1/2018	1,000	1,045,000

Total				50,968,187

Paper & Forest Products 0.15%
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	2,350	2,397,000

Personal Products 0.15%
Elizabeth Arden, Inc.	7.375%	3/15/2021	2,150	2,268,250

Pharmaceuticals 0.25%
Mylan, Inc.†	7.625%	7/15/2017	650	719,063
Mylan, Inc.†	7.875%	7/15/2020	650	723,125
Valeant Pharmaceuticals International†	6.75%	8/15/2021	2,500	2,431,250

Total				3,873,438

Real Estate Investment Trusts 0.11%
ProLogis	6.875%	3/15/2020	1,500	1,705,815

See Notes to Financial Statements.

19

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Road & Rail 0.22%
Florida East Coast Railway Corp.†	8.125%	2/1/2017	$2,600	$2,723,500
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	6.125%	6/15/2021	625	631,250

Total				3,354,750

Semiconductors & Semiconductor Equipment 0.09%
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	1,300	1,321,125

Specialty Retail 0.39%
Brookstone Co., Inc.†	13.00%	10/15/2014	1,564	1,341,130
Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,705,000

Total				6,046,130

Textiles, Apparel & Luxury Goods 0.23%
Polymer Group, Inc.†	7.75%	2/1/2019	3,500	3,622,500

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011	4,350	16,313

Tobacco 0.09%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	1,375	1,436,875

Transportation Infrastructure 0.09%
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	1,500	1,468,821

Wireless Telecommunication Services 0.78%
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	2,500	2,734,375
Intelsat Jackson Holdings SA (Luxembourg)†(b)	7.50%	4/1/2021	2,300	2,340,250
Sprint Capital Corp.	6.90%	5/1/2019	5,000	5,250,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,500	1,751,250

Total				12,075,875

Total High Yield Corporate Bonds (cost $339,559,080)				356,552,650

			Shares (000)
PREFERRED STOCK 0.02%
Thrifts & Mortgage Finance
Fannie Mae (cost $3,071,479)	Zero Coupon		122	344,886

See Notes to Financial Statements.

20

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANTS 0.03%

Auto Components 0.02%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	8	$208,781
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	7	167,504

Total				376,285

Media 0.01%
Charter Communications, Inc.*	46.86	11/30/2014	9	139,105

Total Warrants (cost $175,119)				515,390

Total Long-Term Investments (cost $1,292,013,429)				1,531,663,501

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.79%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $11,615,000 of Federal Home Loan Mortgage Corp. at 5.125% due 7/15/2012; value: $12,471,606; proceeds: $12,223,713 (cost $12,223,710)			$12,224	12,223,709

Total Investments in Securities 99.65% (cost $1,304,237,139)				1,543,887,210

Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 0.35%				5,487,954

Net Assets 100.00%				$1,549,375,164

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2011.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ending May 31, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at May 31, 2011
Common Stock	May 24, 2010	112,304	$2,473,355	$47.75
Convertible Preferred Stock	May 24, 2010	3,840	384,000	207.50
Convertible Preferred Stock	July 19, 2010	40	4,000	207.50
Warrant	May 27, 2010	6,505	–	25.75

See Notes to Financial Statements.

21

Schedule of Investments (unaudited)(concluded)

May 31, 2011

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. As of May 31, 2011, the Fund owned 67,110 shares which were acquired through a private placement on June 11, 2009. The cost of these shares is $1,258,313. The fair value price per share on May 31, 2011 is $56.49.
(d)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at May 31, 2011.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted security.
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

Open Futures Contracts at May 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2011	125	Short	$(15,503,906)	$(739,880)

See Notes to Financial Statements.

22

Statement of Assets and Liabilities (unaudited)

May 31, 2011

ASSETS:
Investments in securities, at fair value (cost $1,304,237,139)	$1,543,887,210
Deposits with broker for futures collateral	200,000
Cash	1,890
Foreign cash, at value (cost $799,170)	859,196
Receivables:
Interest and dividends	10,179,779
Investment securities sold	3,029,749
Capital shares sold	1,455,291
Prepaid expenses and other assets	92,640
Total assets	1,559,705,755
LIABILITIES:
Payables:
Investment securities purchased	6,261,181
Capital shares reacquired	2,208,248
Management fee	957,201
12b-1 distribution fees	381,093
Directors’ fees	145,828
Fund administration	52,271
Variation margin	21,452
To affiliates (See Note 3)	44,081
Accrued expenses and other liabilities	259,236
Total liabilities	10,330,591
NET ASSETS	$1,549,375,164
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,557,141,452
Undistributed net investment income	4,372,971
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(251,114,902)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	238,975,643
Net Assets	$1,549,375,164

See Notes to Financial Statements.

23

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2011

Net assets by class:
Class A Shares	$1,016,837,547
Class B Shares	$48,827,153
Class C Shares	$61,706,950
Class F Shares	$9,923,638
Class I Shares	$407,029,367
Class P Shares	$2,153,957
Class R2 Shares	$33,484
Class R3 Shares	$2,863,068
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	81,456,765
Class B Shares (30 million shares of common stock authorized, $.001 par value)	3,945,341
Class C Shares (20 million shares of common stock authorized, $.001 par value)	4,976,413
Class F Shares (30 million shares of common stock authorized, $.001 par value)	795,203
Class I Shares (100 million shares of common stock authorized, $.001 par value)	32,406,003
Class P Shares (20 million shares of common stock authorized, $.001 par value)	172,047
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	2,668
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	229,867
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.48
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$13.24
Class B Shares-Net asset value	$12.38
Class C Shares-Net asset value	$12.40
Class F Shares-Net asset value	$12.48
Class I Shares-Net asset value	$12.56
Class P Shares-Net asset value	$12.52
Class R2 Shares-Net asset value	$12.55
Class R3 Shares-Net asset value	$12.46

See Notes to Financial Statements.

24

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2011

Investment income:
Dividends (net of foreign withholding taxes of $207,090)	$12,174,342
Interest	14,559,661
Total investment income	26,734,003
Expenses:
Management fee	5,501,963
12b-1 distribution plan-Class A	1,744,677
12b-1 distribution plan-Class B	250,783
12b-1 distribution plan-Class C	300,349
12b-1 distribution plan-Class F	4,399
12b-1 distribution plan-Class P	4,794
12b-1 distribution plan-Class R2	106
12b-1 distribution plan-Class R3	6,221
Shareholder servicing	755,607
Fund administration	300,151
Subsidy (See Note 3)	285,418
Reports to shareholders	70,750
Registration	63,945
Professional	25,959
Directors’ fees	19,601
Custody	19,525
Other	23,568
Gross expenses	9,377,816
Expense reductions (See Note 7)	(840)
Net expenses	9,376,976
Net investment income	17,357,027
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	23,195,789
Net change in unrealized appreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	128,512,695
Net realized and unrealized gain	151,708,484
Net Increase in Net Assets Resulting From Operations	$169,065,511

See Notes to Financial Statements.

25

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$17,357,027	$36,717,619
Net realized gain on investments, futures contracts and foreign currency related transactions	23,195,789	24,854,330
Net change in unrealized appreciation on investments, futures contracts and translation of assets and liablities denominated in foreign currencies	128,512,695	93,553,768
Net increase in net assets resulting from operations	169,065,511	155,125,717
Distributions to shareholders from:
Net investment income
Class A	(11,491,394)	(26,532,498)
Class B	(423,940)	(1,130,938)
Class C	(511,563)	(1,233,119)
Class F	(112,063)	(168,005)
Class I	(4,918,172)	(9,743,835)
Class P	(23,718)	(67,250)
Class R2	(319)	(680)
Class R3	(26,409)	(31,016)
Total distributions to shareholders	(17,507,578)	(38,907,341)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	129,225,057	179,592,332
Reinvestment of distributions	17,125,063	38,022,779
Cost of shares reacquired	(136,710,769)	(350,504,539)
Net increase (decrease) in net assets resulting from capital share transactions	9,639,351	(132,889,428)
Net increase (decrease) in net assets	161,197,284	(16,671,052)
NET ASSETS:
Beginning of period	$1,388,177,880	$1,404,848,932
End of period	$1,549,375,164	$1,388,177,880
Undistributed net investment income	$4,372,971	$4,523,522

See Notes to Financial Statements.

26

Financial Highlights

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.26		$10.35	$ 8.66	$13.49	$13.56	$12.44

Investment operations:

Net investment income(a)	.14		.28	.34	.41	.37	.33

Net realized and unrealized gain (loss)	1.22		.93	1.72	(4.26)	.33	1.29

Total from investment operations	1.36		1.21	2.06	(3.85)	.70	1.62

Distributions to shareholders from:

Net investment income	(.14)		(.30)	(.37)	(.44)	(.35)	(.36)

Net realized gain	–		–	–	(.54)	(.42)	(.14)

Total distributions	(.14)		(.30)	(.37)	(.98)	(.77)	(.50)

Net asset value, end of period	$12.48		$11.26	$10.35	$ 8.66	$13.49	$13.56

Total Return(b)	12.13	%(c)	11.90%	24.58%	(30.43)%	5.27%	13.42%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.64	%(c)	1.31%	1.37%	1.32%	1.29%	1.33%

Expenses, including expense reductions and management fee waived	.64	%(c)	1.31%	1.37%	1.32%	1.29%	1.33%

Expenses, excluding expense reductions and management fee waived	.64	%(c)	1.31%	1.37%	1.32%	1.29%	1.33%

Net investment income	1.13	%(c)	2.64%	3.66%	3.61%	2.68%	2.60%

Supplemental Data:
Net assets, end of period (000)	$1,016,838		$933,371	$974,791	$852,774	$1,379,814	$1,111,167

Portfolio turnover rate	9.87	%(c)	29.52%	52.24%	54.70%	26.32%	43.85%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

27

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.16		$10.26	$8.59	$13.38	$13.46	$12.36

Investment operations:

Net investment income(a)	.10		.21	.27	.33	.28	.24

Net realized and unrealized gain (loss)	1.22		.92	1.71	(4.21)	.33	1.28

Total from investment operations	1.32		1.13	1.98	(3.88)	.61	1.52

Distributions to shareholders from:

Net investment income	(.10)		(.23)	(.31)	(.37)	(.27)	(.28)

Net realized gain	—		—	—	(.54)	(.42)	(.14)

Total distributions	(.10)		(.23)	(.31)	(.91)	(.69)	(.42)

Net asset value, end of period	$12.38		$11.16	$10.26	$8.59	$13.38	$13.46

Total Return(b)	11.87	%(c)	11.17%	23.75%	(30.86)%	4.56%	12.62%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.97	%(c)	1.96%	2.02%	1.97%	1.94%	1.98%

Expenses, including expense reductions and management fee waived	.97	%(c)	1.96%	2.02%	1.97%	1.94%	1.98%

Expenses, excluding expense reductions and management fee waived	.97	%(c)	1.96%	2.02%	1.97%	1.94%	1.98%

Net investment income	.80	%(c)	1.99%	3.00%	2.96%	2.03%	1.95%

Supplemental Data:
Net assets, end of period (000)	$48,827		$48,714	$53,941	$44,682	$74,748	$64,045

Portfolio turnover rate	9.87	%(c)	29.52%	52.24%	54.70%	26.32%	43.85%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

28

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.18		$10.28	$8.60	$13.40	$13.48	$12.37

Investment operations:

Net investment income(a)	.10		.21	.28	.33	.28	.24

Net realized and unrealized gain (loss)	1.22		.92	1.71	(4.23)	.33	1.28

Total from investment operations	1.32		1.13	1.99	(3.90)	.61	1.52

Distributions to shareholders from:

Net investment income	(.10)		(.23)	(.31)	(.36)	(.27)	(.27)

Net realized gain	–		–	–	(.54)	(.42)	(.14)

Total distributions	(.10)		(.23)	(.31)	(.90)	(.69)	(.41)

Net asset value, end of period	$12.40		$11.18	$10.28	$8.60	$13.40	$13.48

Total Return(b)	11.86	%(c)	11.15%	23.82%	(30.90)%	4.57%	12.68%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.96	%(c)	1.96%	2.02%	1.97%	1.94%	1.98%

Expenses, including expense reductions and management fee waived	.96	%(c)	1.96%	2.02%	1.97%	1.94%	1.98%

Expenses, excluding expense reductions and management fee waived	.96	%(c)	1.96%	2.02%	1.97%	1.94%	1.98%

Net investment income	.81	%(c)	1.99%	3.02%	2.95%	2.03%	1.95%

Supplemental Data:
Net assets, end of period (000)	$61,707		$56,383	$59,267	$54,081	$99,713	$77,477

Portfolio turnover rate	9.87	%(c)	29.52%	52.24%	54.70%	26.32%	43.85%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

29

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.25		$10.34	$8.65	$13.49	$13.83

Investment operations:

Net investment income(b)	.15		.31	.34	.43	.06

Net realized and unrealized gain (loss)	1.23		.93	1.75	(4.25)	(.40)

Total from investment operations	1.38		1.24	2.09	(3.82)	(.34)

Distributions to shareholders from:

Net investment income	(.15)		(.33)	(.40)	(.48)	–

Net realized gain	–		–	–	(.54)	–

Total distributions	(.15)		(.33)	(.40)	(1.02)	–

Net asset value, end of period	$12.48		$11.25	$10.34	$8.65	$13.49

Total Return(c)	12.37	%(d)	12.09%	25.05%	(30.31)%	(2.46	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.52	%(d)	1.06%	1.11%	1.10%	.18	%(d)

Expenses, including expense reductions and management fee waived	.52	%(d)	1.06%	1.11%	1.10%	.18	%(d)

Expenses, excluding expense reductions and management fee waived	.52	%(d)	1.06%	1.11%	1.10%	.18	%(d)

Net investment income	1.26	%(d)	2.91%	3.66%	4.21%	.47	%(d)

Supplemental Data:
Net assets, end of period (000)	$9,924		$7,395	$4,238	$1,194	$10

Portfolio turnover rate	9.87	%(d)	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

30

Financial Highlights (continued)

			Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.33		$10.41	$8.70	$13.56	$13.62	$12.50

Investment operations:

Net investment income(a)	.16		.32	.36	.45	.41	.37

Net realized and unrealized gain (loss)	1.23		.94	1.75	(4.28)	.35	1.29

Total from investment operations	1.39		1.26	2.11	(3.83)	.76	1.66

Distributions to shareholders from:

Net investment income	(.16)		(.34)	(.40)	(.49)	(.40)	(.40)

Net realized gain	—		—	—	(.54)	(.42)	(.14)

Total distributions	(.16)		(.34)	(.40)	(1.03)	(.82)	(.54)

Net asset value, end of period	$12.56		$11.33	$10.41	$8.70	$13.56	$13.62

Total Return(b)	12.34	%(c)	12.33%	25.13%	(30.24)%	5.67%	13.75%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.47	%(c)	.96%	1.01%	.97%	.96%	.98%

Expenses, including expense reductions and management fee waived	.47	%(c)	.96%	1.01%	.97%	.96%	.98%

Expenses, excluding expense reductions and management fee waived	.47	%(c)	.96%	1.01%	.97%	.96%	.98%

Net investment income	1.31	%(c)	2.98%	3.91%	3.97%	2.98%	2.95%

Supplemental Data:
Net assets, end of period (000)	$407,029		$337,978	$309,336	$197,714	$271,015	$10,342

Portfolio turnover rate	9.87	%(c)	29.52%	52.24%	54.70%	26.32%	43.85%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

31

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.29		$10.38	$8.68	$13.52	$13.59	$12.47

Investment operations:

Net investment income(a)	.13		.27	.33	.40	.36	.32

Net realized and unrealized gain (loss)	1.23		.93	1.73	(4.27)	.33	1.29

Total from investment operations	1.36		1.20	2.06	(3.87)	.69	1.61

Distributions to shareholders from:

Net investment income	(.13)		(.29)	(.36)	(.43)	(.34)	(.35)

Net realized gain	–		–	–	(.54)	(.42)	(.14)

Total distributions	(.13)		(.29)	(.36)	(.97)	(.76)	(.49)

Net asset value, end of period	$12.52		$11.29	$10.38	$8.68	$13.52	$13.59

Total Return(b)	12.13	%(c)	11.75%	24.52%	(30.50)%	5.15%	13.31%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.69	%(c)	1.41%	1.46%	1.42%	1.39%	1.43%

Expenses, including expense reductions and management fee waived	.69	%(c)	1.41%	1.46%	1.42%	1.39%	1.43%

Expenses, excluding expense reductions and management fee waived	.69	%(c)	1.41%	1.46%	1.42%	1.39%	1.43%

Net investment income	1.08	%(c)	2.54%	3.54%	3.52%	2.58%	2.50%

Supplemental Data:
Net assets, end of period (000)	$2,154		$2,191	$2,906	$2,370	$3,062	$2,365

Portfolio turnover rate	9.87	%(c)	29.52%	52.24%	54.70%	26.32%	43.85%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

32

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.31		$10.40	$8.70	$13.48	$13.83

Investment operations:

Net investment income(b)	.12		.26	.31	.44	.05

Net realized and unrealized gain (loss)	1.24		.92	1.75	(4.27)	(.40)

Total from investment operations	1.36		1.18	2.06	(3.83)	(.35)

Distributions to shareholders from:

Net investment income	(.12)		(.27)	(.36)	(.41)	–

Net realized gain	–		–	–	(.54)	–

Total distributions	(.12)		(.27)	(.36)	(.95)	–

Net asset value, end of period	$12.55		$11.31	$10.40	$8.70	$13.48

Total Return(c)	12.08	%(d)	11.56%	24.47%	(30.23)%	(2.53	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.76	%(d)	1.55%	1.49%	1.06%	.27	%(d)

Expenses, including expense reductions and management fee waived	.76	%(d)	1.55%	1.49%	1.06%	.27	%(d)

Expenses, excluding expense reductions and management fee waived	.76	%(d)	1.56%	1.49%	1.06%	.27	%(d)

Net investment income	1.01	%(d)	2.39%	3.34%	3.87%	.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$33		$30	$29	$7	$10

Portfolio turnover rate	9.87	%(d)	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

33

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.24		$10.33	$8.65	$13.48	$13.83

Investment operations:

Net investment income(b)	.13		.27	.29	.39	.05

Net realized and unrealized gain (loss)	1.22		.93	1.76	(4.25)	(.40)

Total from investment operations	1.35		1.20	2.05	(3.86)	(.35)

Distributions to shareholders from:

Net investment income	(.13)		(.29)	(.37)	(.43)	–

Net realized gain	–		–	–	(.54)	–

Total distributions	(.13)		(.29)	(.37)	(.97)	–

Net asset value, end of period	$12.46		$11.24	10.33	$8.65	$13.48

Total Return(c)	12.18	%(d)	11.73%	24.46%	(30.54)%	(2.53	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.72	%(d)	1.45%	1.50%	1.40%	.25	%(d)

Expenses, including expense reductions and management fee waived	.72	%(d)	1.45%	1.50%	1.40%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	.72	%(d)	1.46%	1.50%	1.40%	.25	%(d)

Net investment income	1.06	%(d)	2.49%	3.03%	3.65%	.39	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,863		$2,116	$341	$42	$10

Portfolio turnover rate	9.87	%(d)	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

34

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Capital Structure Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not

35

Notes to Financial Statements (unaudited)(continued)

readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

36

Notes to Financial Statements (unaudited)(continued)

(g)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)

Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as

37

Notes to Financial Statements (unaudited)(continued)

earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of May 31, 2011, the Fund had no unfunded loan commitments.

(k)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

38

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$902,647,887	$5,362,516	$–	$908,010,403
Contingent Value Right	96,000	–	–	96,000
Convertible Bonds	–	94,042,649	–	94,042,649
Convertible Preferred Stocks	75,057,342	19,733,825	–	94,791,167
Floating Rate Loans	–	6,059,745	–	6,059,745
Foreign Common Stocks	4,070,644	67,179,967	–	71,250,611
High Yield Corporate Bonds	–	356,552,650	–	356,552,650
Preferred Stock	344,886	–	–	344,886
Warrants	139,105	376,285	–	515,390
Repurchase Agreement	–	12,223,709	–	12,223,709
Total	$982,355,864	$561,531,346	$–	$1,543,887,210
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(739,880)	–	–	(739,880)
Total	$(739,880)	$–	$–	$(739,880)

*	See Schedule of Investments for fair values in each industry.

(l)	Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into U.S. Treasury futures contracts during the six months ended May 31, 2011 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2011, the Fund had a futures interest rate contract with a cumulative unrealized depreciation of $(739,880), which is included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. Amounts of $937,179 and $(739,880) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 179.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

39

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended May 31, 2011, the effective management fee was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period December 1, 2010 through March 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .95%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 16.07%, 6.33% and 3.61%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

40

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2011:

Distributor Commissions	Dealers’ Concessions
$326,328	$1,724,979

Distributor received CDSCs of $614 and $4,762 for Class A and Class C shares, respectively, for the six months ended May 31, 2011.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2011 and the fiscal year ended November 30, 2010 was as follows:

	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$17,507,578	$38,907,341
Total distributions paid	$17,507,578	$38,907,341

As of November 30, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$92,259,123	$181,510,773	$273,769,896

As of May 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,306,652,344
Gross unrealized gain	278,413,136
Gross unrealized loss	(41,178,270)
Net unrealized security gain	$237,234,866

41

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, wash sales and certain securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2011 were as follows:

Purchases	Sales
$146,583,566	$221,417,385

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. Effective December 4, 2009, the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility.

42

Notes to Financial Statements (unaudited)(continued)

On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2011.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising equity securities market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities. The Fund’s exposure to foreign companies (and ADRs) presents increased market, liquidity, currency, political and other risks. The Fund may invest up to 15% of its net assets in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect the Fund’s performance.

43

Notes to Financial Statements (unaudited)(continued)

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,041,744	$85,601,877	12,022,101	$129,437,705
Converted from Class B*	45,144	549,947	243,379	2,600,784
Reinvestment of distributions	941,369	11,281,585	2,458,430	26,038,010
Shares reacquired	(9,475,030)	(115,130,023)	(26,032,315)	(279,130,541)
Decrease	(1,446,773)	$(17,696,614)	(11,308,405)	$(121,054,042)

Class B Shares
Shares sold	89,026	$1,069,135	366,190	$3,880,348
Reinvestment of distributions	34,394	408,918	103,511	1,087,661
Shares reacquired	(496,674)	(5,990,575)	(1,117,706)	(11,936,016)
Converted to Class A*	(45,502)	(549,947)	(245,466)	(2,600,784)
Decrease	(418,756)	$(5,062,469)	(893,471)	$(9,568,791)

Class C Shares
Shares sold	560,562	$6,756,495	785,460	$8,434,210
Reinvestment of distributions	32,798	391,197	89,587	943,135
Shares reacquired	(658,128)	(7,958,683)	(1,599,215)	(17,098,265)
Decrease	(64,768)	$(810,991)	(724,168)	$(7,720,920)

Class F Shares
Shares sold	299,054	$3,642,382	551,075	$5,858,704
Reinvestment of distributions	6,245	74,969	10,786	114,399
Shares reacquired	(167,135)	(2,038,100)	(314,523)	(3,412,001)
Increase	138,164	$1,679,251	247,338	$2,561,102

Class I Shares
Shares sold	2,543,707	$31,102,850	2,760,794	$29,717,703
Reinvestment of distributions	407,614	4,918,171	915,001	9,743,781
Shares reacquired	(384,058)	(4,741,015)	(3,557,798)	(37,313,411)
Increase	2,567,263	$31,280,006	117,997	$2,148,073

Class P Shares
Shares sold	13,581	$164,132	34,612	$373,214
Reinvestment of distributions	1,973	23,717	6,121	65,014
Shares reacquired	(37,575)	(445,808)	(126,795)	(1,368,939)
Decrease	(22,021)	$(257,959)	(86,062)	$(930,711)

Class R2 Shares
Shares sold	793.000	$9,656	277.000	$2,983
Reinvestment of distributions	22.000	270	45.000	484
Shares reacquired	(811.277)	(10,059)	(401.723)	(4,210)
Increase (decrease)	3.723	$(133)	(79.723)	$(743)

44

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	71,775	$878,530	174,858	$1,887,465
Reinvestment of distributions	2,189	26,236	2,870	30,295
Shares reacquired	(32,430)	(396,506)	(22,364)	(241,156)
Increase	41,534	$508,260	155,364	$1,676,604
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

45

Approval of Advisory Contract

At meetings held on December 15 and 16, 2010, the Board of the Company, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the results of the examination of the portfolio management team by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate fund index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information regarding the distribution arrangements of the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the eight-month period, the first quintile for the one-year period, and the third quintile for the three-year and five-year periods. The Board also observed that the investment performance was higher than that of the Lipper Mixed-Asset Target Allocation Growth Index for the eight-month and one-year periods and lower than that of the Index for the three-year and five-year periods.

46

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that in 2008 one of the Fund’s portfolio managers, Edward von der Linde, had left Lord Abbett, with Christopher J. Towle continuing as a portfolio manager for the Fund, assisted by Daniel H. Frascarelli and Todor Petrov. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately fourteen basis points above the median of the peer group and the actual management and administrative services fees were approximately twenty-three basis points above the median of the peer group. The Board also observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately sixteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points above the median of the peer group, the total expense ratio of Class F was approximately nine basis points above the median of the peer group, the total expense ratio of Class I was approximately eighteen basis points above the median of the peer group, the total expense ratio of Class P was approximately eight basis points above the median of the peer group, the total expense ratio of Class R2 was approximately eleven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately twelve basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the period and that had it been operational for the entire period the expense ratio of Class R2 would have been approximately eleven basis points higher. The Board noted that effective April 1, 2010 it and Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 1.30%, the total expense ratios of Class B and Class C to not more than 1.95%, the total expense ratio of Class F to not more than 1.05%, the total expense ratio of Class I to not more than 0.95%, the total expense ratio of Class P to not more than 1.40%, the total expense ratio of Class R2 to not more than 1.55%, and the total expense ratio of Class R3 to not more than 1.45% and that Lord Abbett proposed to renew the agreement through March 31, 2012. The Board considered how those expense ratios would relate to those of the peer group. The Board considered the nature of the Fund’s equity investments in light of the peer group in which it was being compared. The Board observed that differences between the composition of the Fund’s portfolio and the composition of its peer funds’ portfolios limited the validity of the comparison to the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

47

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

48

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

49

This report when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Capital Structure Fund

LAAMF-3-0511

(07/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Growth Opportunities Fund

For the six-month period ended May 31, 2011

Lord Abbett Research Fund

Lord Abbett Growth Opportunities Fund

Semiannual Report

For the six-month period ended May 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Growth Opportunities Fund for the six-month period ended May 31, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 through May 31, 2011).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/10 – 5/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,160.90	$7.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.72	$7.29
Class B
Actual	$1,000.00	$1,156.80	$11.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.53	$10.50
Class C
Actual	$1,000.00	$1,157.40	$10.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.75	$10.25
Class F
Actual	$1,000.00	$1,162.00	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.97	$6.04
Class I
Actual	$1,000.00	$1,162.60	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	$5.54
Class P
Actual	$1,000.00	$1,160.20	$8.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.22	$7.80
Class R2
Actual	$1,000.00	$1,159.30	$9.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.48	$8.55
Class R3
Actual	$1,000.00	$1,159.60	$8.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.00

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.45% for Class A, 2.09% for Class B, 2.04% for Class C, 1.20% for Class F, 1.10% for Class I, 1.55% for Class P, 1.70% for Class R2 and 1.59% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	23.25%	Industrials	16.24%
Consumer Staples	2.72%	Information Technology	25.19%
Energy	5.95%	Materials	8.17%
Financials	7.86%	Short-Term Investment	0.52%
Health Care	10.10%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.90%

Aerospace & Defense 0.52%
Spirit AeroSystems Holdings, Inc. Class A*	179,560	$3,932

Auto Components 0.86%
Gentex Corp.	219,314	6,437

Automobiles 0.73%
Harley-Davidson, Inc.	148,475	5,517

Biotechnology 2.02%
Dendreon Corp.*	165,288	7,007
Human Genome Sciences, Inc.*	130,172	3,563
Onyx Pharmaceuticals, Inc.*	108,847	4,620

Total		15,190

Building Products 0.57%
Masco Corp.	299,689	4,271

Capital Markets 3.55%
Affiliated Managers Group, Inc.*	69,373	7,335
Invesco Ltd.	273,722	6,753
Lazard Ltd. Class A	172,098	6,703
LPL Investment Holdings, Inc.*	163,100	5,862

Total		26,653

Chemicals 5.11%
Albemarle Corp.	120,889	8,564
Celanese Corp. Series A	163,838	8,534
CF Industries Holdings, Inc.	24,557	3,776
Eastman Chemical Co.	55,330	5,857
Huntsman Corp.	245,416	4,651
LyondellBasell Industries NV Class A (Netherlands)(a)	160,010	7,010

Total		38,392

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.86%
Stericycle, Inc.*	72,522	$6,461

Communications Equipment 2.31%
Acme Packet, Inc.*	44,166	3,343
Aruba Networks, Inc.*	135,975	3,865
Ciena Corp.*	211,640	5,661
Finisar Corp.*	188,089	4,518

Total		17,387

Computers & Peripherals 2.94%
Fortinet, Inc.*	39,346	1,908
NetApp, Inc.*	236,909	12,976
Teradata Corp.*	129,078	7,201

Total		22,085

Construction & Engineering 0.81%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	159,193	6,059

Diversified Consumer Services 0.41%
Weight Watchers International, Inc.	38,786	3,112

Diversified Financial Services 1.25%
Moody’s Corp.	235,177	9,386

Electrical Equipment 3.93%
AMETEK, Inc.	146,069	6,352
Cooper Industries plc	139,045	8,739
General Cable Corp.*	109,869	4,587
Rockwell Automation, Inc.	118,741	9,869

Total		29,547

Electronic Equipment, Instruments & Components 2.56%
Agilent Technologies, Inc.*	245,077	12,222
IPG Photonics Corp.*	93,031	6,991

Total		19,213

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.80%
Atwood Oceanics, Inc.*	95,738	$4,149
Cameron International Corp.*	88,423	4,214
CARBO Ceramics, Inc.	32,611	4,901
Nabors Industries Ltd.*	278,424	7,765

Total		21,029

Food & Staples Retailing 1.30%
Whole Foods Market, Inc.	159,200	9,737

Food Products 1.44%
Green Mountain Coffee Roasters, Inc.*	131,365	10,821

Health Care Equipment & Supplies 2.81%
Hospira, Inc.*	130,745	7,229
Intuitive Surgical, Inc.*	21,849	7,625
NuVasive, Inc.*	186,019	6,286

Total		21,140

Health Care Providers & Services 2.78%
AmerisourceBergen Corp.	173,140	7,137
Express Scripts, Inc.*	68,077	4,054
Humana, Inc.*	120,213	9,681

Total		20,872

Health Care Technology 1.58%
Allscripts Healthcare Solutions, Inc.*	221,773	4,460
SXC Health Solutions Corp.*	126,001	7,426

Total		11,886

Hotels, Restaurants & Leisure 4.34%
Chipotle Mexican Grill, Inc.*	14,294	4,132
Gaylord Entertainment Co.*	124,652	4,020
Marriott International, Inc. Class A	150,412	5,687

Investments	Shares	Fair Value (000)
MGM Resorts International*	119,506	$1,801
Starwood Hotels & Resorts Worldwide, Inc.	124,271	7,578
Wynn Resorts Ltd.	63,882	9,360

Total		32,578

Household Durables 0.70%
Tempur-Pedic International, Inc.*	80,533	5,238

Industrial Conglomerates 0.56%
McDermott International, Inc.*	199,244	4,228

Information Technology Services 0.45%
VeriFone Systems, Inc.*	69,623	3,351

Insurance 1.66%
Marsh & McLennan Cos., Inc.	287,377	8,814
Principal Financial Group, Inc.	116,840	3,653

Total		12,467

Internet & Catalog Retail 0.99%
Priceline.com, Inc.*	14,462	7,451

Internet Software & Services 0.68%
Akamai Technologies, Inc.*	108,738	3,690
LinkedIn Corp. Class A*	17,216	1,404

Total		5,094

Leisure Equipment & Products 0.92%
Hasbro, Inc.	150,879	6,901

Machinery 7.37%
Cummins, Inc.	96,742	10,181
Dover Corp.	117,170	7,877
Eaton Corp.	59,941	3,097
Flowserve Corp.	71,481	8,666

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

May 31, 2011

Investments	Shares	Fair Value (000)
Machinery (continued)
Ingersoll-Rand plc (Ireland)(a)	159,685	$7,968
Joy Global, Inc.	56,350	5,052
Pall Corp.	72,599	4,073
Parker Hannifin Corp.	42,534	3,779
SPX Corp.	56,001	4,643

Total		55,336

Media 2.62%
Discovery Communications, Inc. Class A*	198,339	8,640
Interpublic Group of Cos., Inc. (The)	454,761	5,425
Scripps Networks Interactive, Inc. Class A	111,048	5,600

Total		19,665

Metals & Mining 2.07%
Cliffs Natural Resources, Inc.	97,077	8,805
Walter Energy, Inc.	54,231	6,754

Total		15,559

Multi-Line Retail 1.22%
Macy’s, Inc.	318,744	9,205

Oil, Gas & Consumable Fuels 3.18%
Concho Resources, Inc.*	45,776	4,331
CONSOL Energy, Inc.	131,456	6,740
Denbury Resources, Inc.*	258,152	5,669
Range Resources Corp.	127,932	7,154

Total		23,894

Paper & Forest Products 1.02%
International Paper Co.	245,630	7,669

Pharmaceuticals 0.94%
Watson Pharmaceuticals, Inc.*	110,169	7,089

Investments	Shares	Fair Value (000)
Professional Services 0.60%
Monster Worldwide, Inc.*	290,086	$4,473

Real Estate Management & Development 1.43%
CB Richard Ellis Group, Inc. Class A*	407,940	10,782

Road & Rail 1.10%
Kansas City Southern*	139,737	8,229

Semiconductors & Semiconductor Equipment 7.44%
Altera Corp.	178,293	8,574
Analog Devices, Inc.	194,971	8,027
ARM Holdings plc ADR	103,320	2,950
Atmel Corp.*	431,952	6,488
Avago Technologies Ltd. (Singapore)(a)	154,469	5,220
Cypress Semiconductor Corp.*	300,176	7,030
NetLogic Microsystems, Inc.*	141,215	5,411
NVIDIA Corp.*	345,002	6,914
Skyworks Solutions, Inc.*	207,708	5,290

Total		55,904

Software 8.92%
ANSYS, Inc.*	77,356	4,438
Ariba, Inc.*	98,794	3,313
BMC Software, Inc.*	138,472	7,731
Citrix Systems, Inc.*	152,452	13,358
Informatica Corp.*	96,007	5,632
Nuance Communications, Inc.*	225,505	4,952
Red Hat, Inc.*	126,992	5,537
salesforce.com, Inc.*	60,449	9,204
SuccessFactors, Inc.*	79,922	2,803
Synchronoss Technologies, Inc.*	207,827	6,671
TIBCO Software, Inc.*	120,383	3,382

Total		67,021

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

May 31, 2011

Investments	Shares	Fair Value (000)
Specialty Retail 7.76%
Abercrombie & Fitch Co. Class A	99,348	$7,528
Dick’s Sporting Goods, Inc.*	164,844	6,551
Limited Brands, Inc.	218,364	8,726
O’Reilly Automotive, Inc.*	110,350	6,633
Ross Stores, Inc.	124,856	10,233
Tiffany & Co.	99,714	7,544
Tractor Supply Co.	99,205	6,266
ULTA Salon, Cosmetics & Fragrance, Inc.*	86,546	4,845

Total		58,326

Textiles, Apparel & Luxury Goods 2.79%
Coach, Inc.	163,799	10,427
Hanesbrands, Inc.*	161,580	4,897
lululemon athletica, Inc. (Canada)*(a)	21,869	1,986
Phillips-Van Heusen Corp.	55,658	3,672

Total		20,982

Total Common Stocks (cost $590,961,083)		750,569

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.52%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $4,020,000 of Federal National Mortgage Assoc. at 3.20% due 10/29/2020; value: $3,969,750; proceeds: $3,888,348 (cost $3,888,347)	$3,888	$3,888

Total Investments in Securities 100.42% (cost $594,849,430)		754,457

Liabilities in Excess of Cash and Other Assets (0.42%)		(3,176)

Net Assets 100.00%		$751,281

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

May 31, 2011

ASSETS:
Investments in securities, at fair value (cost $594,849,430)	$754,457,116
Cash	11,105
Receivables:
Investment securities sold	15,501,736
Capital shares sold	1,453,036
Interest and dividends	456,822
From advisor (See Note 3)	95
Prepaid expenses and other assets	228,087
Total assets	772,107,997
LIABILITIES:
Payables:
Investment securities purchased	18,346,306
Capital shares reacquired	1,319,617
Management fee	505,502
12b-1 distribution fees	273,103
Directors’ fees	88,410
Fund administration	25,275
To affiliates (See Note 3)	9,564
Accrued expenses and other liabilities	259,227
Total liabilities	20,827,004
NET ASSETS	$751,280,993
COMPOSITION OF NET ASSETS:
Paid-in capital	$505,643,625
Accumulated net investment loss	(2,312,588)
Accumulated net realized gain on investments	88,342,270
Net unrealized appreciation on investments	159,607,686
Net Assets	$751,280,993

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2011

Net assets by class:
Class A Shares	$517,824,556
Class B Shares	$41,842,046
Class C Shares	$72,738,495
Class F Shares	$17,587,272
Class I Shares	$66,852,339
Class P Shares	$9,677,369
Class R2 Shares	$2,116,220
Class R3 Shares	$22,642,696
Outstanding shares by class:
Class A Shares (100 million shares of common stock authorized, $.001 par value)	20,807,408
Class B Shares (30 million shares of common stock authorized, $.001 par value)	1,852,667
Class C Shares (20 million shares of common stock authorized, $.001 par value)	3,221,957
Class F Shares (30 million shares of common stock authorized, $.001 par value)	700,318
Class I Shares (30 million shares of common stock authorized, $.001 par value)	2,561,375
Class P Shares (20 million shares of common stock authorized, $.001 par value)	390,715
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	85,795
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	913,997
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$24.89
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$26.41
Class B Shares-Net asset value	$22.58
Class C Shares-Net asset value	$22.58
Class F Shares-Net asset value	$25.11
Class I Shares-Net asset value	$26.10
Class P Shares-Net asset value	$24.77
Class R2 Shares-Net asset value	$24.67
Class R3 Shares-Net asset value	$24.77

See Notes to Financial Statements.

9

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2011

Investment income (loss):
Dividends (net of foreign withholding taxes of $3,553)	$3,169,753
Interest	92
Total investment income	3,169,845
Expenses:
Management fee	2,873,242
12b-1 distribution plan-Class A	865,351
12b-1 distribution plan-Class B	218,302
12b-1 distribution plan-Class C	330,933
12b-1 distribution plan-Class F	7,131
12b-1 distribution plan-Class P	21,274
12b-1 distribution plan-Class R2	4,995
12b-1 distribution plan-Class R3	47,705
Shareholder servicing	714,823
Fund administration	143,662
Subsidy (See Note 3)	78,803
Reports to shareholders	44,668
Registration	43,528
Professional	23,358
Directors’ fees	9,143
Custody	9,093
Other	11,545
Gross expenses	5,447,556
Expense reductions (See Note 7)	(455)
Management fee waived (See Note 3)	(1,004)
Net expenses	5,446,097
Net investment loss	(2,276,252)
Net realized and unrealized gain (loss):
Net realized gain on investments	111,496,721
Net change in unrealized appreciation/depreciation on investments	(4,899,095)
Net realized and unrealized gain	106,597,626
Net Increase in Net Assets Resulting From Operations	$104,321,374

See Notes to Financial Statements.

10

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment loss	$(2,276,252)	$(4,301,057)
Net realized gain on investments	111,496,721	79,678,229
Net change in unrealized appreciation/depreciation on investments	(4,899,095)	61,350,584
Net increase in net assets resulting from operations	104,321,374	136,727,756
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	84,718,001	100,440,597
Cost of shares reacquired	(91,029,166)	(171,883,899)
Net decrease in net assets resulting from capital share transactions	(6,311,165)	(71,443,302)
Net increase in net assets	98,010,209	65,284,454
NET ASSETS:
Beginning of period	$653,270,784	$587,986,330
End of period	$751,280,993	$653,270,784
Accumulated net investment loss	$(2,312,588)	$(36,336)

See Notes to Financial Statements.

11

Financial Highlights

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$21.44		$17.13	$12.93	$23.84	$22.02	$21.15

Investment operations:

Net investment loss(a)	(.07)		(.12)	(.08)	(.15)	(.20)	(.15)

Net realized and unrealized gain (loss)	3.52		4.43	4.84	(7.91)	4.01	1.67

Total from investment operations	3.45		4.31	4.76	(8.06)	3.81	1.52

Distributions to shareholders from:

Net realized gain	–		–	(.56)	(2.85)	(1.99)	(.65)

Net asset value, end of period	$24.89		$21.44	$17.13	$12.93	$23.84	$22.02

Total Return(b)	16.09	%(c)	25.16%	38.43%	(38.34)%	18.81%	7.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72	%(c)	1.47%	1.55%	1.55%	1.53%	1.54%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.47%	1.55%	1.55%	1.53%	1.54%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.50%	1.61%	1.57%	1.54%	1.56%

Net investment loss	(.28	)%(c)	(.61)%	(.57)%	(.79)%	(.91)%	(.70)%

Supplemental Data:
Net assets, end of period (000)	$517,825		$454,561	$414,930	$337,981	$613,735	$614,433

Portfolio turnover rate	64.81	%(c)	103.81%	80.21%	123.95%	101.25%	159.86%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

12

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$19.52		$15.70	$11.97	$22.41	$20.94	$20.27

Investment operations:

Net investment loss(a)	(.13)		(.22)	(.16)	(.25)	(.32)	(.27)

Net realized and unrealized gain (loss)	3.19		4.04	4.45	(7.34)	3.78	1.59

Total from investment operations	3.06		3.82	4.29	(7.59)	3.46	1.32

Distributions to shareholders from:

Net realized gain	–		–	(.56)	(2.85)	(1.99)	(.65)

Net asset value, end of period	$22.58		$19.52	$15.70	$11.97	$22.41	$20.94

Total Return(b)	15.68	%(c)	24.33%	37.55%	(38.73)%	18.04%	6.66%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.04	%(c)	2.12%	2.20%	2.20%	2.18%	2.19%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.04	%(c)	2.12%	2.20%	2.20%	2.18%	2.19%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.04	%(c)	2.15%	2.27%	2.22%	2.19%	2.21%

Net investment loss	(.59	)%(c)	(1.28)%	(1.22)%	(1.44)%	(1.56)%	(1.35)%

Supplemental Data:
Net assets, end of period (000)	$41,842		$43,822	$51,703	$48,147	$101,200	$100,741

Portfolio turnover rate	64.81	%(c)	103.81%	80.21%	123.95%	101.25%	159.86%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

13

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$19.51		$15.69	$11.96	$22.40	$20.93	$20.26

Investment operations:

Net investment loss(a)	(.12)		(.22)	(.16)	(.25)	(.32)	(.27)

Net realized and unrealized gain (loss)	3.19		4.04	4.45	(7.34)	3.78	1.59

Total from investment operations	3.07		3.82	4.29	(7.59)	3.46	1.32

Distributions to shareholders from:

Net realized gain (loss)	–		–	(.56)	(2.85)	(1.99)	(.65)

Net asset value, end of period	$22.58		$19.51	$15.69	$11.96	$22.40	$20.93

Total Return(b)	15.74	%(c)	24.35%	37.58%	(38.75)%	18.05%	6.66%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.02	%(c)	2.12%	2.20%	2.20%	2.18%	2.19%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.02	%(c)	2.12%	2.20%	2.20%	2.18%	2.19%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.02	%(c)	2.15%	2.26%	2.23%	2.19%	2.21%

Net investment loss	(.58	)%(c)	(1.27)%	(1.22)%	(1.44)%	(1.56)%	(1.35)%

Supplemental Data:
Net assets, end of period (000)	$72,738		$64,376	$63,732	$45,385	$83,891	$79,485

Portfolio turnover rate	64.81	%(c)	103.81%	80.21%	123.95%	101.25%	159.86%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

14

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.61		$17.22	$12.96	$23.85	$23.81

Investment operations:

Net investment loss(b)	(.04)		(.06)	(.05)	(.09)	(.03)

Net realized and unrealized gain (loss)	3.54		4.45	4.87	(7.95)	.07

Total from investment operations	3.50		4.39	4.82	(8.04)	.04

Distributions to shareholders from:

Net realized gain	–		–	(.56)	(2.85)	–

Net asset value, end of period	$25.11		$21.61	$17.22	$12.96	$23.85

Total Return(c)	16.20	%(d)	25.49%	38.82%	(38.22)%	.17	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(d)	1.21%	1.30%	1.30%	.22	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(d)	1.21%	1.30%	1.30%	.22	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60	%(d)	1.24%	1.34%	1.36%	.22	%(d)

Net investment loss	(.17	)%(d)	(.32)%	(.35)%	(.53)%	(.14	)%(d)

Supplemental Data:
Net assets, end of period (000)	$17,587		$11,051	$2,362	$359	$10

Portfolio turnover rate	64.81	%(d)	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

15

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$22.45		$17.87	$13.42	$24.56	$22.55	$21.57

Investment operations:

Net investment loss(a)	(.03)		(.05)	(.03)	(.08)	(.12)	(.07)

Net realized and unrealized gain (loss)	3.68		4.63	5.04	(8.21)	4.12	1.70

Total from investment operations	3.65		4.58	5.01	(8.29)	4.00	1.63

Distributions to shareholders from:

Net realized gain	–		–	(.56)	(2.85)	(1.99)	(.65)

Net asset value, end of period	$26.10		$22.45	$17.87	$13.42	$24.56	$22.55

Total Return(b)	16.26	%(c)	25.63%	38.91%	(38.12)%	19.24%	7.73%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.11%	1.20%	1.20%	1.18%	1.19%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.11%	1.20%	1.20%	1.18%	1.19%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.15%	1.25%	1.23%	1.19%	1.22%

Net investment loss	(.11	)%(c)	(.25)%	(.22)%	(.41)%	(.55)%	(.32)%

Supplemental Data:
Net assets, end of period (000)	$66,852		$54,970	$42,775	$23,175	$17,965	$19,631

Portfolio turnover rate	64.81	%(c)	103.81%	80.21%	123.95%	101.25%	159.86%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

16

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$21.35		$17.07	$12.90	$23.82	$22.02	$21.17

Investment operations:

Net investment loss(a)	(.08)		(.14)	(.09)	(.17)	(.22)	(.17)

Net realized and unrealized gain (loss)	3.50		4.42	4.82	(7.90)	4.01	1.67

Total from investment operations	3.42		4.28	4.73	(8.07)	3.79	1.50

Distributions to shareholders from:

Net realized gain	–		–	(.56)	(2.85)	(1.99)	(.65)

Net asset value, end of period	$24.77		$21.35	$17.07	$12.90	$23.82	$22.02

Total Return(b)	16.02	%(c)	25.07%	38.28%	(38.42)%	18.71%	7.24%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77	%(c)	1.57%	1.65%	1.65%	1.63%	1.64%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.77	%(c)	1.57%	1.65%	1.65%	1.63%	1.64%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(c)	1.60%	1.72%	1.67%	1.64%	1.66%

Net investment loss	(.33	)%(c)	(.73)%	(.66)%	(.88)%	(1.01)%	(.79)%

Supplemental Data:
Net assets, end of period (000)	$9,677		$8,477	$9,185	$8,945	$16,699	$15,856

Portfolio turnover rate	64.81	%(c)	103.81%	80.21%	123.95%	101.25%	159.86%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

17

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.28		$17.04	$12.90	$23.83	$23.81

Investment operations:

Net investment loss(b)	(.10)		(.16)	(.13)	(.16)	(.05)

Net realized and unrealized gain (loss)	3.49		4.40	4.83	(7.92)	.07

Total from investment operations	3.39		4.24	4.70	(8.08)	.02

Distributions to shareholders from:

Net realized gain	–		–	(.56)	(2.85)	–

Net asset value, end of period	$24.67		$21.28	$17.04	$12.90	$23.83

Total Return(c)	15.93	%(d)	24.88%	38.04%	(38.45)%	.08	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85	%(d)	1.71%	1.80%	1.75%	.28	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.85	%(d)	1.71%	1.80%	1.75%	.28	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85	%(d)	1.75%	1.83%	1.81%	.29	%(d)

Net investment loss	(.42	)%(d)	(.86)%	(.84)%	(.93)%	(.20	)%(d)

Supplemental Data:
Net assets, end of period (000)	$2,116		$1,330	$1,118	$119	$10

Portfolio turnover rate	64.81	%(d)	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

18

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.36		$17.09	$12.91	$23.84	$23.81

Investment operations:

Net investment loss(b)	(.09)		(.13)	(.12)	(.14)	(.04)

Net realized and unrealized gain (loss)	3.50		4.40	4.86	(7.94)	.07

Total from investment operations	3.41		4.27	4.74	(8.08)	.03

Distributions to shareholders from:

Net realized gain	–		–	(.56)	(2.85)	–

Net asset value, end of period	$24.77		$21.36	$17.09	$12.91	$23.84

Total Return(c)	15.96	%(d)	24.99%	38.33%	(38.43)%	.13	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.79	%(d)	1.60%	1.70%	1.65%	.27	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.79	%(d)	1.60%	1.70%	1.65%	.27	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.79	%(d)	1.64%	1.72%	1.70%	.27	%(d)

Net investment loss	(.37	)%(d)	(.70)%	(.76)%	(.82)%	(.18	)%(d)

Supplemental Data:
Net assets, end of period (000)	$22,643		$14,684	$2,182	$85	$10

Portfolio turnover rate	64.81	%(d)	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

19

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

20

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is

21

Notes to Financial Statements (unaudited)(continued)

used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$750,569	$–	$–	$750,569
Repurchase Agreement	–	3,888	–	3,888
Total	$750,569	$3,888	$–	$754,457

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended May 31, 2011, the effective management fee, net of waivers, was at an annualized rate of .80% of the Fund’s average daily net assets.

22

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period December 1, 2010 through March 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2011, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund were 2.49%, 3.49%, and 1.68%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2011:

Distributor Commissions	Dealers’ Concessions
$72,408	$392,260

Distributor received CDSCs of $1,751 and $3,602 for Class A and Class C shares, respectively, for the six months ended May 31, 2011.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

23

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of November 30, 2010, the capital loss carryforward, along with the related expiration date, was as follows:

2017	Total
$22,658,368	$22,658,368

As of May 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$595,291,346
Gross unrealized gain	165,840,658
Gross unrealized loss	(6,674,888)
Net unrealized security gain	$159,165,770

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and the tax treatment of certain securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2011 were as follows:

Purchases	Sales
$465,512,493	$474,836,036

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2011.

24

Notes to Financial Statements (unaudited)(continued)

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. Effective December 4, 2009, the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility.

On November 22, 2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2011.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund

25

Notes to Financial Statements (unaudited)(continued)

has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,836,535	$43,756,222	2,954,687	$55,825,409
Converted from Class B*	126,949	3,021,703	406,020	7,658,205
Shares reacquired	(2,357,337)	(56,028,172)	(6,382,181)	(119,847,201)
Decrease	(393,853)	$(9,250,247)	(3,021,474)	$(56,363,587)

Class B Shares
Shares sold	34,459	$743,279	164,783	$2,802,208
Shares reacquired	(287,162)	(6,160,748)	(769,144)	(13,327,711)
Converted to Class A*	(139,690)	(3,021,703)	(444,512)	(7,658,205)
Decrease	(392,393)	$(8,439,172)	(1,048,873)	$(18,183,708)

Class C Shares
Shares sold	340,276	$7,333,314	643,328	$11,056,493
Shares reacquired	(418,379)	(8,969,605)	(1,405,732)	(24,092,411)
Decrease	(78,103)	$(1,636,291)	(762,404)	$(13,035,918)

Class F Shares
Shares sold	261,949	$6,287,350	447,344	$8,658,142
Shares reacquired	(73,056)	(1,753,466)	(73,101)	(1,390,312)
Increase	188,893	$4,533,884	374,243	$7,267,830

Class I Shares
Shares sold	406,477	$10,199,085	228,641	$4,305,691
Shares reacquired	(294,025)	(7,469,931)	(173,266)	(3,462,347)
Increase	112,452	$2,729,154	55,375	$843,344

Class P Shares
Shares sold	76,853	$1,799,861	107,715	$2,045,506
Shares reacquired	(83,195)	(1,949,378)	(248,560)	(4,524,049)
Decrease	(6,342)	$(149,517)	(140,845)	$(2,478,543)

26

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	37,316	$878,873	28,416	$533,759
Shares reacquired	(14,026)	(327,353)	(31,488)	(584,683)
Increase (decrease)	23,290	$551,520	(3,072)	$(50,924)

Class R3 Shares
Shares sold	576,676	$13,720,017	806,893	$15,213,389
Shares reacquired	(350,219)	(8,370,513)	(247,061)	(4,655,185)
Increase	226,457	$5,349,504	559,832	$10,558,204
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

27

Approval of Advisory Contract

At meetings held on December 15 and 16, 2010, the Board of the Company, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the results of the examination of the portfolio management team by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate fund index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the eight-month and one-year periods, the first quintile for the three-year period, and the second quintile for the five-year and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper Mid-Cap Growth Index for the eight-month and one-year periods and higher than that of the Index for the three-year, five-year, and ten-year periods.

28

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also observed that Lord Abbett had made significant changes in recent years to the investment management personnel responsible for the Fund, in that in 2006 it had hired Rick Ruvkun to be a portfolio manager for the Fund, and in July 2008 it had named Mr. Ruvkun Director of Large and Mid Cap Research, with Paul J. Volovich taking over Mr. Ruvkun’s role as portfolio manager for the Fund, assisted by David J. Linsen. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately eight basis points above the median of the peer group and the actual management and administrative services fees were approximately two basis points above the median of the peer group. The Board observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately fifteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points above the median of the peer group, the total expense ratio of Class F was approximately one basis point above the median of the peer group, the total expense ratio of Class I was approximately twenty-five basis points above the median of the peer group, the total expense ratio of Class P was approximately eight basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-three basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately thirteen basis points above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size. The Board noted that effective April 1, 2010 it and Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 1.45%, the total expense ratios of Class B and Class C to not more than 2.10%, the total expense ratio of Class F to not more than 1.20%, the total expense ratio of Class I to not more than 1.10%, the total expense ratio of Class P to not more than 1.55%, the total expense ratio of Class R2 to not more than 1.70%, and the total expense ratio of Class R3 to not more than 1.60%, and that Lord Abbett proposed to renew the agreement through March 31, 2012. The Board considered how those expense ratios would relate to those of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of

29

the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

30

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

31

This page is intentionally left blank.

This report when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities Fund

LAGOF-3-0511

(07/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Classic Stock Fund

Small Cap Value Fund

For the six-month period ended May 31, 2011

Lord Abbett Research Fund

Lord Abbett Classic Stock Fund and

Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Classic Stock Fund and Lord Abbett Small Cap Value Fund for the six-month period ended May 31, 2011. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 through May 31, 2011).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/10 – 5/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Classic Stock Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,104.00	$5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$4.94
Class B
Actual	$1,000.00	$1,100.30	$8.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.86	$8.15
Class C
Actual	$1,000.00	$1,100.40	$8.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.93	$8.10
Class F
Actual	$1,000.00	$1,105.20	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.68
Class I
Actual	$1,000.00	$1,105.50	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class P
Actual	$1,000.00	$1,103.00	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R2
Actual	$1,000.00	$1,102.10	$6.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	$6.19
Class R3
Actual	$1,000.00	$1,102.90	$5.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.33	$5.64

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.62% for Class B, 1.61% for Class C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.12% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	12.18%	Information Technology	18.83%
Consumer Staples	6.21%	Materials	7.99%
Energy	11.70%	Telecommunication Services	2.89%
Financials	16.38%	Utilities	1.18%
Health Care	11.05%	Short-Term Investment	0.77%
Industrials	10.82%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/10	5/31/11	12/1/10 - 5/31/11
Class A
Actual	$1,000.00	$1,171.50	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.93	$6.04
Class B
Actual	$1,000.00	$1,167.40	$10.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.53	$9.50
Class C
Actual	$1,000.00	$1,167.50	$10.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.53	$9.50
Class F
Actual	$1,000.00	$1,172.20	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.92	$5.04
Class I
Actual	$1,000.00	$1,172.90	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.53
Class P
Actual	$1,000.00	$1,170.50	$7.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.18	$6.79
Class R2
Actual	$1,000.00	$1,169.60	$7.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.62	$7.39
Class R3
Actual	$1,000.00	$1,170.40	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.06	$6.94

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.20% for Class A, 1.89% for Class B and C, 1.00% for Class F, 0.90% for Class I, 1.35% for Class P, 1.47% for Class R2 and 1.38% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	10.79%	Information Technology	14.21%
Consumer Staples	0.69%	Materials	11.06%
Energy	5.69%	Utilities	0.49%
Financials	15.91%	Short-Term Investment	3.92%
Health Care	10.30%	Total	100.00%
Industrials	26.94%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CLASSIC STOCK FUND May 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.39%

Aerospace & Defense 3.57%
Boeing Co. (The)	10,196	$796
Goodrich Corp.	110,300	9,628
Honeywell International, Inc.	145,800	8,683
Precision Castparts Corp.	64,400	10,117
United Technologies Corp.	143,800	12,621

Total		41,845

Airlines 0.33%
AMR Corp.*	623,400	3,909

Automobiles 0.41%
General Motors Co.*	150,143	4,776

Beverages 2.35%
Coca-Cola Co. (The)	193,000	12,894
PepsiCo, Inc.	206,000	14,651

Total		27,545

Biotechnology 1.65%
Amgen, Inc.*	47,500	2,876
Celgene Corp.*	92,800	5,652
Gilead Sciences, Inc.*	60,724	2,535
Human Genome Sciences, Inc.*	301,400	8,249

Total		19,312

Capital Markets 3.88%
Franklin Resources, Inc.	15,800	2,047
Goldman Sachs Group, Inc. (The)	133,100	18,731
Morgan Stanley	378,000	9,133
State Street Corp.	136,500	6,248
T. Rowe Price Group, Inc.	146,700	9,286

Total		45,445

Chemicals 5.63%
Albemarle Corp.	70,600	5,001

Investments	Shares	Fair Value (000)
Celanese Corp. Series A	158,000	$8,230
CF Industries Holdings, Inc.	17,700	2,722
Dow Chemical Co. (The)	353,100	12,758
E.I. du Pont de Nemours & Co.	109,300	5,826
LyondellBasell Industries NV Class A (Netherlands)(a)	112,800	4,942
Monsanto Co.	170,145	12,087
Mosaic Co. (The)	32,900	2,331
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	213,700	12,095

Total		65,992

Commercial Banks 4.56%
Fifth Third Bancorp	698,900	9,128
PNC Financial Services Group, Inc. (The)	145,600	9,088
Regions Financial Corp.	825,300	5,826
SunTrust Banks, Inc.	185,500	5,218
U.S. Bancorp	337,300	8,635
Wells Fargo & Co.	547,400	15,530

Total		53,425

Communications Equipment 2.05%
Cisco Systems, Inc.	296,200	4,976
QUALCOMM, Inc.	325,700	19,083

Total		24,059

Computers & Peripherals 6.16%
Apple, Inc.*	127,300	44,279
Dell, Inc.*	693,100	11,145
EMC Corp.*	474,200	13,500
Hewlett-Packard Co.	87,868	3,285

Total		72,209

Consumer Finance 1.17%
Capital One Financial Corp.	252,000	13,694

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLASSIC STOCK FUND May 31, 2011

Investments	Shares	Fair Value (000)
Diversified Financial Services 4.47%
Bank of America Corp.	1,650,948	$19,399
Citigroup, Inc.*	220,380	9,069
JPMorgan Chase & Co.	555,028	23,999

Total		52,467

Diversified Telecommunication Services 2.89%
AT&T, Inc.	372,302	11,750
CenturyLink, Inc.	298,700	12,901
Verizon Communications, Inc.	250,800	9,262

Total		33,913

Electric: Utilities 0.55%
NextEra Energy, Inc.	61,932	3,589
Progress Energy, Inc.	58,700	2,795

Total		6,384

Electrical Equipment 0.71%
Emerson Electric Co.	151,678	8,274

Electronic Equipment, Instruments & Components 0.48%
Corning, Inc.	280,503	5,652

Energy Equipment & Services 1.90%
Schlumberger Ltd.	203,475	17,442
Weatherford International Ltd. (Switzerland)*(a)	245,500	4,853

Total		22,295

Food & Staples Retailing 0.95%
CVS Caremark Corp.	186,548	7,217
Wal-Mart Stores, Inc.	70,100	3,871

Total		11,088

Food Products 0.26%
Kellogg Co.	52,400	2,986

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 0.98%
Baxter International, Inc.	193,887	$11,540

Health Care Providers & Services 3.38%
Express Scripts, Inc.*	269,200	16,034
HCA Holdings, Inc.*	180,900	6,312
Medco Health Solutions, Inc.*	121,402	7,267
WellPoint, Inc.	128,700	10,060

Total		39,673

Hotels, Restaurants & Leisure 5.58%
Boyd Gaming Corp.*	132,200	1,248
Carnival Corp.	306,600	11,899
Darden Restaurants, Inc.	83,100	4,209
Gaylord Entertainment Co.*	56,800	1,832
Hyatt Hotels Corp. Class A*	132,639	5,913
Marriott International, Inc. Class A	171,178	6,472
MGM Resorts International*	775,700	11,690
Royal Caribbean Cruises Ltd.*	76,000	2,964
Starwood Hotels & Resorts Worldwide, Inc.	142,400	8,684
Wynn Resorts Ltd.	72,100	10,564

Total		65,475

Household Products 2.02%
Colgate-Palmolive Co.	79,755	6,981
Procter & Gamble Co. (The)	249,297	16,703

Total		23,684

Industrial Conglomerates 1.23%
General Electric Co.	734,400	14,424

Information Technology Services 0.34%
MasterCard, Inc. Class A	13,900	3,990

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLASSIC STOCK FUND May 31, 2011

Investments	Shares	Fair Value (000)
Insurance 1.49%
MetLife, Inc.	185,800	$8,194
Prudential Financial, Inc.	145,800	9,299

Total		17,493

Internet & Catalog Retail 0.12%
Amazon.com, Inc.*	7,200	1,416

Internet Software & Services 1.75%
Google, Inc. Class A*	38,700	20,473

Machinery 2.41%
Dover Corp.	112,500	7,564
Eaton Corp.	148,100	7,652
PACCAR, Inc.	164,300	8,215
Parker Hannifin Corp.	54,600	4,851

Total		28,282

Media 2.74%
DreamWorks Animation SKG, Inc. Class A*	64,500	1,542
Interpublic Group of Cos., Inc. (The)	998,700	11,915
Time Warner, Inc.	196,300	7,151
Walt Disney Co. (The)	277,537	11,554

Total		32,162

Metals & Mining 2.37%
Freeport-McMoRan Copper & Gold, Inc.	197,230	10,185
Newmont Mining Corp.	120,900	6,839
Reliance Steel & Aluminum Co.	70,100	3,611
United States Steel Corp.	156,000	7,193

Total		27,828

Multi-Line Retail 1.53%
J.C. Penney Co., Inc.	106,000	3,756
Macy’s, Inc.	91,800	2,651
Target Corp.	233,600	11,570

Total		17,977

Investments	Shares	Fair Value (000)
Multi-Utilities 0.64%
Dominion Resources, Inc.	87,900	$4,195
PG&E Corp.	76,400	3,314

Total		7,509

Oil, Gas & Consumable Fuels 9.82%
Anadarko Petroleum Corp.	111,300	8,851
Apache Corp.	73,900	9,208
Chevron Corp.	120,800	12,673
Continental Resources, Inc.*	78,200	5,178
Devon Energy Corp.	68,761	5,781
EOG Resources, Inc.	58,000	6,330
Exxon Mobil Corp.	252,315	21,061
Hess Corp.	208,200	16,454
Occidental Petroleum Corp.	83,000	8,951
Petrohawk Energy Corp.*	77,600	2,054
Range Resources Corp.	36,100	2,019
Southwestern Energy Co.*	81,400	3,563
Suncor Energy, Inc. (Canada)(a)	311,393	13,047

Total		115,170

Pharmaceuticals 5.05%
Abbott Laboratories	139,900	7,310
Johnson & Johnson	278,600	18,747
Merck & Co., Inc.	344,100	12,646
Pfizer, Inc.	956,800	20,523

Total		59,226

Professional Services 1.27%
Monster Worldwide, Inc.*	961,904	14,832

Real Estate Investment Trusts 0.84%
Host Hotels & Resorts, Inc.	561,061	9,863

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CLASSIC STOCK FUND May 31, 2011

Investments	Shares	Fair Value (000)
Road & Rail 2.59%
Hertz Global Holdings, Inc.*	572,500	$9,246
Union Pacific Corp.	201,100	21,109

Total		30,355

Semiconductors & Semiconductor Equipment 1.96%
Broadcom Corp. Class A*	111,800	4,023
Intel Corp.	241,500	5,436
Micron Technology, Inc.*	774,200	7,897
Texas Instruments, Inc.	160,000	5,648

Total		23,004

Software 4.85%
Activision Blizzard, Inc.	496,826	5,957
Adobe Systems, Inc.*	364,053	12,607
Microsoft Corp.	585,500	14,643
Oracle Corp.	292,900	10,023
VMware, Inc. Class A*	140,500	13,674

Total		56,904

Specialty Retail 1.81%
Dick’s Sporting Goods, Inc.*	443,825	17,638
Home Depot, Inc. (The)	98,500	3,573

Total		21,211

Tobacco 0.65%
Altria Group, Inc.	273,200	7,666

Total Common Stocks (cost $870,798,811)		1,165,427

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.77%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $9,245,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 06/10/11; value: $9,245,000; proceeds: $9,059,444 (cost $9,059,441)	$9,059	$9,059

Total Investments in Securities 100.16% (cost $879,858,252)		1,174,486

Liabilities in Excess of Other Assets (0.16%)		(1,866)

Net Assets 100.00%		$1,172,620

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.91%

Aerospace & Defense 3.08%
AAR Corp.	1,609,264	$42,468
Hexcel Corp.*	2,809,273	58,068
Moog, Inc. Class A*	865,262	35,519

Total		136,055

Air Freight & Logistics 2.78%
Atlas Air Worldwide Holdings, Inc.*	736,400	46,607
Hub Group, Inc. Class A*	799,045	30,491
UTi Worldwide, Inc.	2,058,100	45,752

Total		122,850

Automobiles 0.78%
Thor Industries, Inc.	1,072,000	34,626

Capital Markets 0.93%
KBW, Inc.	471,900	10,032
Piper Jaffray Cos., Inc.*	927,900	30,825

Total		40,857

Chemicals 5.55%
Cabot Corp.	2,125,200	89,748
Ferro Corp.*	3,065,700	40,161
Koppers Holdings, Inc.(a)	1,334,300	53,545
Olin Corp.	2,574,200	61,832

Total		245,286

Commercial Banks 8.06%
City National Corp.	665,100	37,465
Columbia Banking System, Inc.	1,807,276	32,513
CVB Financial Corp.	4,072,900	36,534
First Financial Bancorp	1,770,200	28,323
IBERIABANK Corp.	694,100	40,778
PacWest Bancorp	1,395,900	29,454
Signature Bank*	753,074	42,865
Susquehanna Bancshares, Inc.	3,553,300	30,985
SVB Financial Group*	530,300	31,489

Investments	Shares	Fair Value (000)
Texas Capital Bancshares, Inc.*	1,817,454	$45,491

Total		355,897

Commercial Services & Supplies 0.77%
Korn/Ferry International*	1,584,800	33,851

Construction & Engineering 3.31%
Chicago Bridge & Iron Co. NV (Netherlands)(b)	2,119,200	80,657
EMCOR Group, Inc.*	1,292,300	39,247
Granite Construction, Inc.	956,382	26,291

Total		146,195

Containers & Packaging 2.13%
AptarGroup, Inc.	453,100	24,195
Greif, Inc. Class A	633,387	41,880
Silgan Holdings, Inc.	620,554	27,857

Total		93,932

Distributors 0.51%
Applied Industrial Technologies, Inc.	632,100	22,515

Electrical Equipment 1.27%
II-VI, Inc.*	407,615	23,177
Regal Beloit Corp.	476,760	32,896

Total		56,073

Electronic Equipment, Instruments & Components 8.12%
Anixter International, Inc.	784,502	53,103
Cognex Corp.	939,700	33,162
Coherent, Inc.*	821,200	46,069
Elster Group SE ADR*	1,450,000	23,969
Littelfuse, Inc.	927,134	55,628
Plexus Corp.*	1,546,372	57,649
Rogers Corp.*	786,735	36,921
ScanSource, Inc.*(a)	1,467,725	52,001

Total		358,502

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services 4.51%
Bristow Group, Inc.*	777,069	$35,706
Complete Production Services, Inc.*	1,119,600	37,160
GulfMark Offshore, Inc. Class A*	762,077	31,169
Key Energy Services, Inc.*	2,456,000	43,422
Superior Energy Services, Inc.*	1,375,398	51,536

Total		198,993

Food Products 0.69%
Dole Food Co., Inc.*	2,271,426	30,460

Gas Utilities 0.49%
New Jersey Resources Corp.	466,800	21,510

Health Care Equipment & Supplies 5.32%
American Medical Systems Holdings, Inc.*	1,493,200	44,706
Cooper Cos., Inc. (The)	418,768	31,370
Haemonetics Corp.*	556,400	37,629
Integra LifeSciences Holdings*	511,577	26,239
Invacare Corp.	1,436,200	48,228
NuVasive, Inc.*	1,388,800	46,928

Total		235,100

Health Care Providers & Services 3.08%
Centene Corp.*	1,075,624	37,432
Gentiva Health Services, Inc.*	1,342,650	32,868
Healthspring, Inc.*	1,497,100	65,648

Total		135,948

Hotels, Restaurants & Leisure 3.37%
Cheesecake Factory, Inc. (The)*	1,203,900	38,248
Cracker Barrel Old Country Store, Inc.	737,505	34,943
Gaylord Entertainment Co.*	1,099,692	35,465

Investments	Shares	Fair Value (000)
Orient-Express Hotels Ltd. Class A*	3,428,100	$40,074

Total		148,730

Information Technology Services 1.75%
FleetCor Technologies, Inc.*	755,424	25,488
MAXIMUS, Inc.	615,389	51,570

Total		77,058

Insurance 2.06%
Alterra Capital Holdings Ltd.	2,235,080	50,848
Navigators Group, Inc. (The)*	839,100	40,126

Total		90,974

Life Sciences Tools & Services 0.82%
PAREXEL International Corp.*	1,435,500	36,131

Machinery 4.76%
Harsco Corp.	1,343,300	45,014
Kaydon Corp.	293,100	10,660
Kennametal, Inc.	933,100	38,939
TriMas Corp.*(a)	1,843,500	37,607
WABCO Holdings, Inc.*	561,600	38,498
Watts Water Technologies, Inc. Class A	1,124,500	39,346

Total		210,064

Marine 1.20%
Kirby Corp.*	922,200	52,999

Metals & Mining 3.36%
Commercial Metals Co.	2,185,100	32,536
Compass Minerals International, Inc.	429,100	39,894
Reliance Steel & Aluminum Co.	933,800	48,100
RTI International Metals, Inc.*	727,022	27,721

Total		148,251

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 1.17%
Forest Oil Corp.*	648,500	$19,390
SandRidge Energy, Inc.*	2,853,107	32,297

Total		51,687

Pharmaceuticals 1.06%
Par Pharmaceutical Cos., Inc.*	1,360,600	46,750

Professional Services 1.34%
FTI Consulting, Inc.*	572,700	21,860
TrueBlue, Inc.*(a)	2,544,100	37,245

Total		59,105

Real Estate Investment Trusts 2.81%
Alexandria Real Estate Equities, Inc.	375,100	30,961
Entertainment Properties Trust	1,072,400	52,097
Pebblebrook Hotel Trust	1,892,900	41,152

Total		124,210

Road & Rail 4.39%
Genesee & Wyoming, Inc. Class A*	514,226	30,519
Heartland Express, Inc.	2,917,014	48,481
Knight Transportation, Inc.	2,358,300	40,327
Ryder System, Inc.	835,500	45,953
Werner Enterprises, Inc.	1,147,505	28,779

Total		194,059

Semiconductors & Semiconductor Equipment 3.81%
Cabot Microelectronics Corp.*	1,057,900	53,159
Diodes, Inc.*	1,469,300	42,904
PMC-Sierra, Inc.*	3,927,200	30,789

Investments	Shares	Fair Value (000)
Teradyne, Inc.*	2,594,700	$41,541

Total		168,393

Software 0.51%
Jack Henry & Associates, Inc.	715,800	22,362

Specialty Retail 6.11%
Ascena Retail Group, Inc.*	1,249,461	41,807
Children’s Place Retail Stores, Inc. (The)*	890,700	44,749
Genesco, Inc.*	1,052,400	47,348
Jos. A. Bank Clothiers, Inc.*	814,700	46,519
Penske Automotive Group, Inc.*	2,076,900	43,116
Rent-A-Center, Inc.	1,427,100	46,324

Total		269,863

Thrifts & Mortgage Finance 2.02%
MGIC Investment Corp.*	4,280,891	34,504
People’s United Financial, Inc.	2,423,448	32,353
Washington Federal, Inc.	1,415,500	22,492

Total		89,349

Trading Companies & Distributors 3.99%
GATX Corp.	1,242,550	49,354
RSC Holdings, Inc.*	3,914,100	52,332
TAL International Group, Inc.	1,040,000	35,079
WESCO International, Inc.*	710,500	39,504

Total		176,269

Total Common Stocks (cost $3,085,982,056)		4,234,904

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.91%

Repurchase Agreement
Repurchase Agreement dated 5/31/2011, 0.01% due 6/1/2011 with Fixed Income Clearing Corp. collateralized by $121,010,000 of Federal Home Loan Bank at 4.625% due 8/15/2012, $25,045,000 of Federal Home Loan Mortgage Corp. at 5.50% due 8/20/2012, $14,355,000 of Federal Home Loan Bank at 2.00% due 9/14/2012 and 5,895,000 of Federal National Mortgage Assoc. at 3.20% due 10/29/2020; value: $176,294,813; proceeds: $172,837,299 (cost $172,837,250)	$172,837	$172,837

Total Investments in Securities 99.82% (cost $3,258,819,306)		4,407,741

Cash and Other Assets in Excess of Liabilities 0.18%		7,990

Net Assets 100.00%		$4,415,731

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 8).
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2011

	Classic Stock Fund	Small Cap Value Fund
ASSETS:
Investments in unaffiliated issuers, at cost	$879,858,252	$3,122,709,948
Investments in affiliated issuers, at cost	–	136,109,358
Investments in unaffiliated issuers, at fair value	$1,174,486,312	$4,227,341,342
Investments in affiliated issuers, at fair value	–	180,399,980
Cash	–	296,285
Receivables:
Investment securities sold	13,053,961	16,087,690
Interest and dividends	1,782,177	2,811,737
Capital shares sold	1,021,935	4,634,313
From advisor (See Note 3)	297,982	–
Prepaid expenses and other assets	92,347	121,349
Total assets	1,190,734,714	4,431,692,696
LIABILITIES:
Payables:
Investment securities purchased	15,377,889	4,089,097
Capital shares reacquired	1,323,798	7,010,718
Management fee	693,456	2,692,067
12b-1 distribution fees	294,177	701,775
Directors’ fees	116,583	391,947
Fund administration	40,061	148,979
To affiliates (See Note 3)	42,834	32,530
Accrued expenses and other liabilities	226,065	894,937
Total liabilities	18,114,863	15,962,050
NET ASSETS	$1,172,619,851	$4,415,730,646
COMPOSITION OF NET ASSETS:
Paid-in capital	$985,310,437	$3,381,674,428
Undistributed (distributions in excess of) net investment income	1,806,381	(6,301,422)
Accumulated net realized loss on investments	(109,125,027)	(108,564,376)
Net unrealized appreciation on investments	294,628,060	1,148,922,016
Net Assets	$1,172,619,851	$4,415,730,646

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2011

	Classic Stock Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$605,246,691	$1,869,519,435
Class B Shares	$34,203,739	$13,680,977
Class C Shares	$90,207,440	$51,292,146
Class F Shares	$33,555,676	$37,610,629
Class I Shares	$387,873,323	$2,130,414,180
Class P Shares	$3,618,818	$292,383,774
Class R2 Shares	$3,255,511	$8,179,475
Class R3 Shares	$14,658,653	$12,650,030
Outstanding shares by class:
Class A Shares (200 million and 300 million shares of common stock authorized, respectively, $.001 par value)	19,886,074	55,165,548
Class B Shares (30 million shares of common stock authorized per Fund, $.001 par value)	1,180,546	467,145
Class C Shares (20 million shares of common stock authorized per Fund, $.001 par value)	3,106,289	1,747,758
Class F Shares (30 million shares of common stock authorized per Fund, $.001 par value)	1,106,149	1,112,316
Class I Shares (30 million and 200 million shares of common stock authorized, respectively, $.001 par value)	12,715,776	59,377,935
Class P Shares (20 million and 50 million shares of common stock authorized, respectively, $.001 par value)	118,368	8,728,676
Class R2 Shares (30 million shares of common stock authorized per Fund, $.001 par value)	107,461	243,481
Class R3 Shares (30 million shares of common stock authorized per Fund, $.001 par value)	486,429	376,724
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$30.44	$33.89
Class A shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$32.30	$35.96
Class B Shares-Net asset value	$28.97	$29.29
Class C Shares-Net asset value	$29.04	$29.35
Class F Shares-Net asset value	$30.34	$33.81
Class I Shares-Net asset value	$30.50	$35.88
Class P Shares-Net asset value	$30.57	$33.50
Class R2 Shares-Net asset value	$30.29	$33.59
Class R3 Shares-Net asset value	$30.14	$33.58

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2011

	Classic Stock Fund	Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (net of foreign withholding taxes of $14,223 and $15,973, respectively)	$7,655,885	$17,375,202
Dividends from affiliated issuers	–	1,116,956
Interest	2,146	11,350
Total investment income	7,658,031	18,503,508
Expenses:
Management fee	4,081,163	15,305,853
12b-1 distribution plan-Class A	1,064,292	2,724,690
12b-1 distribution plan-Class B	181,293	72,093
12b-1 distribution plan-Class C	454,145	250,961
12b-1 distribution plan-Class F	25,240	14,713
12b-1 distribution plan-Class P	7,666	682,418
12b-1 distribution plan-Class R2	7,519	1,876
12b-1 distribution plan-Class R3	32,501	18,675
Shareholder servicing	664,215	2,485,187
Professional	24,696	32,444
Reports to shareholders	44,103	91,215
Fund administration	235,806	846,127
Custody	7,583	27,068
Directors’ fees	15,368	53,428
Registration	58,649	77,942
Subsidy (See Note 3)	278,367	193,093
Other	18,189	55,267
Gross expenses	7,200,795	22,933,050
Expense reductions (See Note 7)	(622)	(3,086)
Management fee waived (See Note 3)	(1,713,572)	–
Net expenses	5,486,601	22,929,964
Net investment income (loss)	2,171,430	(4,426,456)
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions in unaffiliated issuers	21,843,022	230,787,317
Net realized loss from investments in affiliated issuers	–	(6,320,421)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	88,455,940	420,110,411
Net realized and unrealized gain	110,298,962	644,577,307
Net Increase in Net Assets Resulting From Operations	$112,470,392	$640,150,851

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Classic Stock Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income	$2,171,430	$4,641,452
Net realized gain (loss) on investments and foreign currency related transactions	21,843,022	(6,353,262)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	88,455,940	81,821,955
Net increase in net assets resulting from operations	112,470,392	80,110,145
Distributions to shareholders from:
Net investment income
Class A	(2,116,930)	(3,655,628)
Class B	–	(17,245)
Class C	–	(111,594)
Class F	(289,959)	(92,128)
Class I	(2,380,907)	(2,438,608)
Class P	(7,511)	(20,518)
Class R2	(5,019)	(4,815)
Class R3	(35,708)	(17,121)
Total distributions to shareholders	(4,836,034)	(6,357,657)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	124,106,395	237,299,674
Reinvestment of distributions	4,605,127	6,102,899
Cost of shares reacquired	(144,916,527)	(249,911,507)
Net decrease in net assets resulting from capital share transactions	(16,205,005)	(6,508,934)
Net increase in net assets	91,429,353	67,243,554
NET ASSETS:
Beginning of period	$1,081,190,498	$1,013,946,944
End of period	$1,172,619,851	$1,081,190,498
Undistributed net investment income	$1,806,381	$4,470,985

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Small Cap Value Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2011 (unaudited)	For the Year Ended November 30, 2010
Operations:
Net investment income (loss)	$(4,426,456)	$3,440,861
Net realized gain on investments in affiliated and unaffiliated issuers	224,466,896	290,044,038
Net change in unrealized appreciation/depreciation on investments	420,110,411	485,527,770
Net increase in net assets resulting from operations	640,150,851	779,012,669
Distributions to shareholders from:
Net investment income
Class A	(77,931)	–
Class F	(57,552)	–
Class I	(4,795,036)	–
Total distributions to shareholders	(4,930,519)	–
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	551,017,999	727,415,003
Reinvestment of distributions	4,629,503	–
Cost of shares reacquired	(466,888,544)	(788,411,184)
Net increase (decrease) in net assets resulting from capital share transactions	88,758,958	(60,996,181)
Net increase in net assets	723,979,290	718,016,488
NET ASSETS:
Beginning of period	$3,691,751,356	$2,973,734,868
End of period	$4,415,730,646	$3,691,751,356
Undistributed (distributions in excess of) net investment income	$(6,301,422)	$3,055,553

See Notes to Financial Statements.

Financial Highlights

CLASSIC STOCK FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$27.67		$25.81	$20.90	$32.95	$30.64	$28.66

Investment operations:

Net investment income(a)	.05		.11	.18	.21	.16	.18

Net realized and unrealized gain (loss)	2.82		1.91	4.95	(9.98)	3.40	3.00

Total from investment operations	2.87		2.02	5.13	(9.77)	3.56	3.18

Distributions to shareholders from:

Net investment income	(.10)		(.16)	(.22)	(.15)	(.17)	(.10)

Net realized gain	–		–	–	(2.13)	(1.08)	(1.10)

Total distributions	(.10)		(.16)	(.22)	(2.28)	(1.25)	(1.20)

Net asset value, end of period	$30.44		$27.67	$25.81	$20.90	$32.95	$30.64

Total Return(b)	10.40	%(c)	7.87%	24.84%	(31.78)%	12.05%	11.50%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.49	%(c)	.98%	1.15%	1.30%	1.30%	1.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.49	%(c)	.98%	1.15%	1.30%	1.30%	1.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.30%	1.37%	1.33%	1.31%	1.33%

Net investment income	.16	%(c)	.42%	.84%	.77%	.50%	.63%

Supplemental Data:
Net assets, end of period (000)	$605,247		$569,479	$595,557	$494,847	$707,266	$645,539

Portfolio turnover rate	12.08	%(c)	24.10%	55.20%	36.96%	44.97%	39.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$26.33		$24.58	$19.86	$31.47	$29.34	$27.56

Investment operations:

Net investment income (loss)(a)	(.05)		(.06)	.04	.03	(.05)	(.01)

Net realized and unrealized gain (loss)	2.69		1.82	4.72	(9.51)	3.26	2.89

Total from investment operations	2.64		1.76	4.76	(9.48)	3.21	2.88

Distributions to shareholders from:

Net investment income	–		(.01)	(.04)	–	–	–

Net realized gain	–		–	–	(2.13)	(1.08)	(1.10)

Total distributions	–		(.01)	(.04)	(2.13)	(1.08)	(1.10)

Net asset value, end of period	$28.97		$26.33	$24.58	$19.86	$31.47	$29.34

Total Return(b)	10.03	%(c)	7.16%	24.04%	(32.23)%	11.29%	10.80%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(c)	1.63%	1.80%	1.95%	1.95%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(c)	1.63%	1.80%	1.95%	1.95%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(c)	1.95%	2.02%	1.98%	1.96%	1.98%

Net investment income (loss)	(.16	)%(c)	(.25)%	.19%	.11%	(.15)%	(.02)%

Supplemental Data:
Net assets, end of period (000)	$34,204		$35,937	$46,267	$43,374	$74,005	$78,277

Portfolio turnover rate	12.08	%(c)	24.10%	55.20%	36.96%	44.97%	39.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$26.39		$24.66	$19.94	$31.59	$29.44	$27.66

Investment operations:

Net investment income (loss)(a)	(.04)		(.06)	.04	.03	(.05)	– (b)

Net realized and unrealized gain (loss)	2.69		1.82	4.74	(9.55)	3.28	2.88

Total from investment operations	2.65		1.76	4.78	(9.52)	3.23	2.88

Distributions to shareholders from:

Net investment income	–		(.03)	(.06)	– (b)	–	–

Net realized gain	–		–	–	(2.13)	(1.08)	(1.10)

Total distributions	–		(.03)	(.06)	(2.13)	(1.08)	(1.10)

Net asset value, end of period	$29.04		$26.39	$24.66	$19.94	$31.59	$29.44

Total Return(c)	10.04	%(d)	7.15%	24.08%	(32.24)%	11.32%	10.76%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.80	%(d)	1.63%	1.80%	1.95%	1.95%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.80	%(d)	1.63%	1.80%	1.95%	1.95%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(d)	1.95%	2.02%	1.98%	1.96%	1.98%

Net investment income (loss)	(.15	)%(d)	(.23)%	.18%	.12%	(.15)%	(.02)%

Supplemental Data:
Net assets, end of period (000)	$90,207		$87,126	$89,787	$65,200	$94,948	$86,535

Portfolio turnover rate	12.08	%(d)	24.10%	55.20%	36.96%	44.97%	39.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.62		$25.76	$20.88	$32.96	$33.52

Investment operations:

Net investment income(b)	.08		.19	.22	.32	.05

Net realized and unrealized gain (loss)	2.82		1.89	4.96	(10.02)	(.61)

Total from investment operations	2.90		2.08	5.18	(9.70)	(.56)

Distributions to shareholders from:

Net investment income	(.18)		(.22)	(.30)	(.25)	–

Net realized gain	–		–	–	(2.13)	–

Total distributions	(.18)		(.22)	(.30)	(2.38)	–

Net asset value, end of period	$30.34		$27.62	$25.76	$20.88	$32.96

Total Return(c)	10.52	%(d)	8.14%	25.19%	(31.64)%	(1.67	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(d)	.73%	.86%	1.05%	.18	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.73%	.86%	1.04%	.18	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51	%(d)	1.05%	1.10%	1.11%	.19	%(d)

Net investment income	.27	%(d)	.73%	.96%	1.25%	.16	%(d)

Supplemental Data:
Net assets, end of period (000)	$33,556		$45,605	$10,723	$2,453	$10

Portfolio turnover rate	12.08	%(d)	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$27.78		$25.90	$20.99	$33.08	$30.76	$28.74

Investment operations:

Net investment income(a)	.10		.21	.26	.31	.26	.29

Net realized and unrealized gain (loss)	2.82		1.91	4.96	(10.01)	3.41	3.01

Total from investment operations	2.92		2.12	5.22	(9.70)	3.67	3.30

Distributions to shareholders from:

Net investment income	(.20)		(.24)	(.31)	(.26)	(.27)	(.18)

Net realized gain	–		–	–	(2.13)	(1.08)	(1.10)

Total distributions	(.20)		(.24)	(.31)	(2.39)	(1.35)	(1.28)

Net asset value, end of period	$30.50		$27.78	$25.90	$20.99	$33.08	$30.76

Total Return(b)	10.55	%(c)	8.25%	25.28%	(31.53)%	12.40%	11.92%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(c)	.63%	.79%	.95%	.95%	.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.31	%(c)	.63%	.79%	.95%	.95%	.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.95%	1.01%	.98%	.96%	.98%

Net investment income	.34	%(c)	.79%	1.17%	1.13%	.84%	.99%

Supplemental Data:
Net assets, end of period (000)	$387,873		$328,620	$264,418	$174,231	$221,345	$202,879

Portfolio turnover rate	12.08	%(c)	24.10%	55.20%	36.96%	44.97%	39.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$27.78		$25.91	$20.96	$33.05	$30.65	$28.70

Investment operations:

Net investment income(a)	.03		.08	.17	.18	.12	.15

Net realized and unrealized gain (loss)	2.83		1.92	4.97	(10.01)	3.42	3.01

Total from investment operations	2.86		2.00	5.14	(9.83)	3.54	3.16

Distributions to shareholders from:

Net investment income	(.07)		(.13)	(.19)	(.13)	(.06)	(.11)

Net realized gain	–		–	–	(2.13)	(1.08)	(1.10)

Total distributions	(.07)		(.13)	(.19)	(2.26)	(1.14)	(1.21)

Net asset value, end of period	$30.57		$27.78	$25.91	$20.96	$33.05	$30.65

Total Return(b)	10.30	%(c)	7.74%	24.75%	(31.85)%	11.93%	11.40%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.27%	1.40%	1.40%	1.40%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.27%	1.40%	1.40%	1.40%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.40%	1.47%	1.43%	1.41%	1.43%

Net investment income	.11	%(c)	.30%	.76%	.66%	.38%	.53%

Supplemental Data:
Net assets, end of period (000)	$3,619		$3,107	$4,226	$4,635	$7,214	$7,314

Portfolio turnover rate	12.08	%(c)	24.10%	55.20%	36.96%	44.97%	39.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.56		$25.78	$20.91	$32.93	$33.52

Investment operations:

Net investment income(b)	.02		.07	.12	.28	.03

Net realized and unrealized gain (loss)	2.79		1.88	5.04	(9.96)	(.62)

Total from investment operations	2.81		1.95	5.16	(9.68)	(.59)

Distributions to shareholders from:

Net investment income	(.08)		(.17)	(.29)	(.21)	–

Net realized gain	–		–	–	(2.13)	–

Total distributions	(.08)		(.17)	(.29)	(2.34)	–

Net asset value, end of period	$30.29		$27.56	$25.78	$20.91	$32.93

Total Return(c)	10.21	%(d)	7.61%	25.03%	(31.57)%	(1.76	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(d)	1.22%	1.21%	1.04%	.26	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.22%	1.21%	1.04%	.26	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.55%	1.56%	1.07%	.26	%(d)

Net investment income	.05	%(d)	.25%	.50%	1.04%	.08	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,256		$1,749	$730	$7	$10

Portfolio turnover rate	12.08	%(d)	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CLASSIC STOCK FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$27.42		$25.64	$20.82	$32.94	$33.52

Investment operations:

Net investment income(b)	.03		.08	.16	.22	.03

Net realized and unrealized gain (loss)	2.79		1.88	4.92	(9.99)	(.61)

Total from investment operations	2.82		1.96	5.08	(9.77)	(.58)

Distributions to shareholders from:

Net investment income	(.10)		(.18)	(.26)	(.22)	–

Net realized gain	–		–	–	(2.13)	–

Total distributions	(.10)		(.18)	(.26)	(2.35)	–

Net asset value, end of period	$30.14		$27.42	$25.64	$20.82	$32.94

Total Return(c)	10.29	%(d)	7.71%	24.70%	(31.86)%	(1.73	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(d)	1.12%	1.21%	1.42%	.24	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.12%	1.21%	1.42%	.24	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(d)	1.45%	1.49%	1.48%	.25	%(d)

Net investment income	.10	%(d)	.32%	.70%	.88%	.10	%(d)

Supplemental Data:
Net assets, end of period (000)	$14,659		$9,567	$2,238	$321	$10

Portfolio turnover rate	12.08	%(d)	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

SMALL CAP VALUE FUND

	Class A Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$28.93		$22.87	$18.32	$33.10	$34.60	$31.40

Investment operations:

Net investment income (loss)(a)	(.05)		– (b)	(.02)	.04	.04	(.02)

Net realized and unrealized gain (loss)	5.01		6.06	4.62	(9.97)	2.99	6.09

Total from investment operations	4.96		6.06	4.60	(9.93)	3.03	6.07

Distributions to shareholders from:

Net investment income	–	(b)	–	(.05)	(.04)	–	–

Net realized gain	–		–	–	(4.81)	(4.53)	(2.87)

Total distributions	–	(b)	–	(.05)	(4.85)	(4.53)	(2.87)

Net asset value, end of period	$33.89		$28.93	$22.87	$18.32	$33.10	$34.60

Total Return(c)	17.15	%(d)	26.50%	25.15%	(34.96)%	10.08%	21.14%

Ratios to Average Net Assets:

Expenses, including expense reductions	.60	%(d)	1.25%	1.24%	1.23%	1.23%	1.23%

Expenses, excluding expense reductions	.60	%(d)	1.25%	1.24%	1.23%	1.23%	1.24%

Net investment income (loss)	(.16	)%(d)	(.01)%	(.08)%	.17%	.13%	(.06)%

Supplemental Data:
Net assets, end of period (000)	$1,869,519		$1,608,846	$1,393,870	$1,216,253	$2,287,085	$2,367,218

Portfolio turnover rate	23.50	%(d)	42.28%	68.63%	77.87%	61.44%	71.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class B Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$25.09		$19.97	$16.07	$29.78	$31.77	$29.25

Investment operations:

Net investment loss(a)	(.14)		(.17)	(.12)	(.12)	(.17)	(.23)

Net realized and unrealized gain (loss)	4.34		5.29	4.02	(8.78)	2.71	5.62

Total from investment operations	4.20		5.12	3.90	(8.90)	2.54	5.39

Distributions to shareholders from:

Net realized gain	–		–	–	(4.81)	(4.53)	(2.87)

Net asset value, end of period	$29.29		$25.09	$19.97	$16.07	$29.78	$31.77

Total Return(b)	16.74	%(c)	25.64%	24.27%	(35.41)%	9.33%	20.29%

Ratios to Average Net Assets:

Expenses, including expense reductions	.94	%(c)	1.95%	1.94%	1.93%	1.93%	1.92%

Expenses, excluding expense reductions	.94	%(c)	1.95%	1.94%	1.93%	1.93%	1.93%

Net investment loss	(.50	)%(c)	(.73)%	(.73)%	(.54)%	(.58)%	(.77)%

Supplemental Data:
Net assets, end of period (000)	$13,681		$14,612	$15,917	$25,955	$58,676	$71,741

Portfolio turnover rate	23.50	%(c)	42.28%	68.63%	77.87%	61.44%	71.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class C Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$25.14		$20.01	$16.10	$29.83	$31.82	$29.29

Investment operations:

Net investment loss(a)	(.14)		(.17)	(.13)	(.12)	(.17)	(.22)

Net realized and unrealized gain (loss)	4.35		5.30	4.04	(8.80)	2.71	5.62

Total from investment operations	4.21		5.13	3.91	(8.92)	2.54	5.40

Distributions to shareholders from:

Net realized gain	–		–	–	(4.81)	(4.53)	(2.87)

Net asset value, end of period	$29.35		$25.14	$20.01	$16.10	$29.83	$31.82

Total Return(b)	16.75	%(c)	25.64%	24.29%	(35.42)%	9.32%	20.30%

Ratios to Average Net Assets:

Expenses, including expense reductions	.94	%(c)	1.95%	1.94%	1.93%	1.93%	1.93%

Expenses, excluding expense reductions	.94	%(c)	1.95%	1.94%	1.93%	1.93%	1.93%

Net investment loss	(.50	)%(c)	(.72)%	(.77)%	(.53)%	(.58)%	(.76)%

Supplemental Data:
Net assets, end of period (000)	$51,292		$46,980	$46,275	$46,307	$86,971	$91,715

Portfolio turnover rate	23.50	%(c)	42.28%	68.63%	77.87%	61.44%	71.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class F Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30			9/28/2007(a) to 11/30/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$28.90		$22.80	$18.30	$33.11	$33.61

Investment operations:

Net investment income (loss)(b)	(.02)		.05	– (c)	.08	.01

Net realized and unrealized gain (loss)	4.99		6.05	4.62	(9.95)	(.51)

Total from investment operations	4.97		6.10	4.62	(9.87)	(.50)

Distributions to shareholders from:

Net investment income	(.06)		–	(.12)	(.13)	–

Net realized gain	–		–	–	(4.81)	–

Total distributions	(.06)		–	(.12)	(4.94)	–

Net asset value, end of period	$33.81		$28.90	$22.80	$18.30	$33.11

Total Return(d)	17.22	%(e)	26.75%	25.39%	(34.82)%	(1.49	)%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.50	%(e)	1.05%	1.03%	1.04%	.18	%(e)

Expenses, excluding expense reductions	.50	%(e)	1.05%	1.03%	1.04%	.18	%(e)

Net investment income (loss)	(.06	)%(e)	.19%	(.02)%	.32%	.04	%(e)

Supplemental Data:
Net assets, end of period (000)	$37,611		$27,236	$22,387	$1,425	$10

Portfolio turnover rate	23.50	%(e)	42.28%	68.63%	77.87%	61.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class I Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$30.67		$24.17	$19.38	$34.75	$36.00	$32.46

Investment operations:

Net investment income (loss)(a)	(.01)		.08	.05	.13	.14	.08

Net realized and unrealized gain (loss)	5.31		6.42	4.87	(10.55)	3.14	6.33

Total from investment operations	5.30		6.50	4.92	(10.42)	3.28	6.41

Distributions to shareholders from:

Net investment income	(.09)		–	(.13)	(.14)	–	–

Net realized gain	–		–	–	(4.81)	(4.53)	(2.87)

Total distributions	(.09)		–	(.13)	(4.95)	(4.53)	(2.87)

Net asset value, end of period	$35.88		$30.67	$24.17	$19.38	$34.75	$36.00

Total Return(b)	17.29	%(c)	26.89%	25.55%	(34.77)%	10.42%	21.53%

Ratios to Average Net Assets:

Expenses, including expense reductions	.45	%(c)	.95%	.94%	.93%	.93%	.93%

Expenses, excluding expense reductions	.45	%(c)	.95%	.94%	.93%	.93%	.93%

Net investment income (loss)	(.02	)%(c)	.30%	.21%	.48%	.43%	.25%

Supplemental Data:
Net assets, end of period (000)	$2,130,414		$1,692,837	$1,231,291	$942,604	$1,227,169	$1,045,397

Portfolio turnover rate	23.50	%(c)	42.28%	68.63%	77.87%	61.44%	71.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Total assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class P Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$28.62		$22.66	$18.15	$32.84	$34.40	$31.28

Investment operations:

Net investment income (loss)(a)	(.08)		(.04)	(.05)	.01	(.01)	(.06)

Net realized and unrealized gain (loss)	4.96		6.00	4.57	(9.89)	2.98	6.05

Total from investment operations	4.88		5.96	4.52	(9.88)	2.97	5.99

Distributions to shareholders from:

Net investment income	–		–	(.01)	–	–	–

Net realized gain	–		–	–	(4.81)	(4.53)	(2.87)

Total distributions	–		–	(.01)	(4.81)	(4.53)	(2.87)

Net asset value, end of period	$33.50		$28.62	$22.66	$18.15	$32.84	$34.40

Total Return(b)	17.05	%(c)	26.30%	24.94%	(35.04)%	9.95%	20.95%

Ratios to Average Net Assets:

Expenses, including expense reductions	.67	%(c)	1.40%	1.39%	1.38%	1.38%	1.38%

Expenses, excluding expense reductions	.67	%(c)	1.40%	1.39%	1.38%	1.38%	1.38%

Net investment income (loss)	(.23	)%(c)	(.16)%	(.23)%	.02%	(.03)%	(.20)%

Supplemental Data:
Net assets, end of period (000)	$292,384		$295,973	$261,914	$227,658	$412,127	$447,775

Portfolio turnover rate	23.50	%(c)	42.28%	68.63%	77.87%	61.44%	71.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Total assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class R2 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		3/24/2008(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$28.72		$22.77	$18.29	$25.99

Investment operations:

Net investment loss(b)	(.07)		(.11)	(.10)	(.02)

Net realized and unrealized gain (loss)	4.94		6.06	4.62	(7.68)

Total from investment operations	4.87		5.95	4.52	(7.70)

Distributions to shareholders from:

Net investment income	–		–	(.04)	–

Net asset value, end of period	$33.59		$28.72	$22.77	$18.29

Total Return(c)	16.96	%(d)	26.13%	24.77%	(29.63	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.73	%(d)	1.54%	1.52%	1.03	%(d)

Expenses, excluding expense reductions	.73	%(d)	1.54%	1.52%	1.04	%(d)

Net investment loss	(.21	)%(d)	(.41)%	(.48)%	(.07	)%(d)

Supplemental Data:
Net assets, end of period (000)	$8,179		$78	$86	$14

Portfolio turnover rate	23.50	%(d)	42.28%	68.63%	77.87%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SMALL CAP VALUE FUND

	Class R3 Shares
	Six Months Ended 5/31/2011 (unaudited)		Year Ended 11/30		3/24/2008(a) to 11/30/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$28.69		$22.73	$18.29	$25.99

Investment operations:

Net investment income (loss)(b)	(.08)		(.04)	(.06)	.02

Net realized and unrealized gain (loss)	4.97		6.00	4.60	(7.72)

Total from investment operations	4.89		5.96	4.54	(7.70)

Distributions to shareholders from:

Net investment income	–		–	(.10)	–

Net asset value, end of period	$33.58		$28.69	$22.73	$18.29

Total Return(c)	17.04	%(d)	26.22%	24.94%	(29.63	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.69	%(d)	1.45%	1.44%	1.00	%(d)

Expenses, excluding expense reductions	.69	%(d)	1.45%	1.44%	1.00	%(d)

Net investment income (loss)	(.26	)%(d)	(.16)%	(.30)%	.07	%(d)

Supplemental Data:
Net assets, end of period (000)	$12,650		$5,190	$1,995	$1,090

Portfolio turnover rate	23.50	%(d)	42.28%	68.63%	77.87%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Classic Stock Fund (“Classic Stock Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Small Cap Value Fund is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions in unaffiliated issuers on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the

Notes to Financial Statements (unaudited)(continued)

seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing each Fund’s investments carried at fair value:

	Classic Stock Fund				Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,165,427	$–	$–	$1,165,427	$4,234,904	$–	$–	$4,234,904
Repurchase Agreement	–	9,059	–	9,059	–	172,837	–	172,837
Total	$1,165,427	$9,059	$–	$1,174,486	$4,234,904	$172,837	$–	$4,407,741

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Classic Stock Fund:
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended May 31, 2011, the effective management fee, net of waivers, with respect to the Classic Stock Fund, was at an annualized rate of .40% of the Fund’s average daily net assets.

Small Cap Value Fund:
First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2011, the effective management fee paid to Lord Abbett, with respect to the Small Cap Value Fund, was at an annualized rate of .72% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period December 1, 2010 through March 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Classic Stock Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .63%. This agreement may be terminated only upon approval of the Fund’s Board of Directors.

Classic Stock Fund and Small Cap Value Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2011, the percentages of Classic Stock Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund were 15.21%, 3.35%, 9.50% and 1.13%, respectively.

As of May 31, 2011, the percentage of Small Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 4.64%.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%		.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	(1)	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	In the case of Small Cap Value Fund, the Class A Distribution Fee is .05%.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2011:

	Distributor Commissions	Dealers’ Concessions
Classic Stock Fund	$129,198	$690,466
Small Cap Value Fund	19,516	102,567

Distributor received the following amount of CDSCs for the six months ended May 31, 2011:

	Class A	Class C
Classic Stock Fund	$1,239	$7,642
Small Cap Value Fund	666	219

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2011 and the fiscal year ended November 30, 2010 was as follows:

	Classic Stock Fund		Small Cap Value Fund
	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010	Six Months Ended 5/31/2011 (unaudited)	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$4,836,034	$6,357,657	$4,930,519	$–
Total distributions paid	$4,836,034	$6,357,657	$4,930,519	$–

As of November 30, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	Total
Classic Stock Fund	$23,315,627	$98,625,213	$7,000,556	$128,941,396
Small Cap Value Fund	–	329,248,808	–	329,248,808

As of May 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Classic Stock Fund	Small Cap Value Fund
Tax cost	$881,884,905	$3,262,601,770
Gross unrealized gain	311,618,169	1,180,730,913
Gross unrealized loss	(19,016,762)	(35,591,361)
Net unrealized security gain	$292,601,407	$1,145,139,552

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2011 were as follows:

	Purchases	Sales
Classic Stock Fund	$144,083,180	$138,170,913
Small Cap Value Fund	950,241,789	952,891,575

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an

Notes to Financial Statements (unaudited)(continued)

equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. Effective December 4, 2009, the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was .15% of the amount available under the Facility. This amount is included in Other expenses on the Funds’ Statements of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Funds paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statements of Operations over the annual period of the Facility.

On November 22, 2010, the Funds and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Funds and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2011.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the six months ended May 31, 2011:

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011(a)	Dividend Income 12/1/2010 to 5/31/2011(a)
Danvers Bancorp., Inc.(c)	1,355,600	50,000	(1,405,600)	–	$–	$6,781,044	$–
Koppers Holdings, Inc.	1,271,100	87,700	(24,500)	1,334,300	53,545,459	571,693	298,936
Navigators Group, Inc.(b)(c)	782,600	56,500	–	839,100	–	–	–
NutriSystem, Inc.(c)	1,363,100	–	(1,363,100)	–	–	(8,317,627)	–

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2011	Value at 5/31/2011	Net Realized Gain (Loss) 12/1/2010 to 5/31/2011(a)	Dividend Income 12/1/2010 to 5/31/2011(a)
Olin Corp.(c)	4,145,000	–	(1,570,800)	2,574,200	$–	$(31,312)	$818,020
Pacific Sunwear of California, Inc.(c)	5,868,640	–	(5,868,640)	–	–	(6,078,540)	–
Rogers Corp.(c)	987,435	–	(200,700)	786,735	–	(121,694)	–
ScanSource, Inc.	1,467,725	–	–	1,467,725	52,001,497	–	–
Texas Capital Bancshares, Inc.(c)	1,895,554	–	(78,100)	1,817,454	–	292,686	–
TriMas Corp.(b)	–	1,843,500	–	1,843,500	37,607,400	–	–
TrueBlue, Inc.	2,698,700	–	(154,600)	2,544,100	37,245,624	583,329	–
Total					$180,399,980	$(6,320,421)	$1,116,956

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of November 30, 2010.
(c)	No longer an affiliated issuer as of May 31, 2011.

10.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.    INVESTMENT RISKS

Classic Stock Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investment exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information and other risks.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Classic Stock Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,767,361	$53,187,057	4,326,423	$113,670,946
Converted from Class B*	64,021	1,926,754	185,804	4,897,041
Reinvestment of distributions	66,817	1,944,367	135,869	3,493,197
Shares reacquired	(2,591,247)	(78,072,838)	(7,139,993)	(186,545,730)
Decrease	(693,048)	$(21,014,660)	(2,491,897)	$(64,484,546)

Class B Shares
Shares sold	25,745	$736,718	147,314	$3,709,158
Reinvestment of distributions	–	–	625	15,396
Shares reacquired	(142,721)	(4,084,388)	(470,652)	(11,835,690)
Converted to Class A*	(67,161)	(1,926,754)	(194,621)	(4,897,041)
Decrease	(184,137)	$(5,274,424)	(517,334)	$(13,008,177)

Class C Shares
Shares sold	263,237	$7,567,944	636,064	$16,135,442
Reinvestment of distributions	–	–	3,291	81,175
Shares reacquired	(458,002)	(13,138,241)	(979,278)	(24,571,413)
Decrease	(194,765)	$(5,570,297)	(339,923)	$(8,354,796)

Class F Shares
Shares sold	368,445	$11,030,677	1,740,015	$44,496,575
Reinvestment of distributions	8,072	233,856	1,440	36,859
Shares reacquired	(921,610)	(27,789,930)	(506,436)	(13,179,173)
Increase (decrease)	(545,093)	$(16,525,397)	1,235,019	$31,354,261

Class I Shares
Shares sold	1,345,813	$40,745,637	1,889,116	$48,822,389
Reinvestment of distributions	81,762	2,380,907	94,813	2,438,608
Shares reacquired	(541,756)	(16,551,361)	(362,428)	(9,710,018)
Increase	885,819	$26,575,183	1,621,501	$41,550,979

Class P Shares
Shares sold	63,028	$1,938,624	18,712	$492,274
Reinvestment of distributions	257	7,511	733	18,938
Shares reacquired	(56,782)	(1,754,533)	(70,713)	(1,914,581)
Increase (decrease)	6,503	$191,602	(51,268)	$(1,403,369)

Notes to Financial Statements (unaudited)(continued)

Classic Stock Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	56,215	$1,697,518	42,843	$1,198,512
Reinvestment of distributions	148	4,298	153	3,923
Shares reacquired	(12,362)	(369,555)	(7,848)	(201,709)
Increase	44,001	$1,332,261	35,148	$1,000,726

Class R3 Shares
Shares sold	242,300	$7,202,220	335,020	$8,774,378
Reinvestment of distributions	1,186	34,188	581	14,803
Shares reacquired	(106,009)	(3,155,681)	(73,963)	(1,953,193)
Increase	137,477	$4,080,727	261,638	$6,835,988
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Small Cap Value Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,831,707	$223,559,295	12,109,351	$322,555,356
Converted from Class B*	46,415	1,529,345	104,118	2,688,898
Reinvestment of distributions	2,331	72,491	–	–
Shares reacquired	(7,318,602)	(240,082,444)	(17,548,529)	(467,745,400)
Decrease	(438,149)	$(14,921,313)	(5,335,060)	$(142,501,146)

Class B Shares
Shares sold	13,710	$390,188	49,215	$1,149,350
Shares reacquired	(75,368)	(2,103,134)	(144,121)	(3,358,597)
Converted to Class A*	(53,628)	(1,529,345)	(119,616)	(2,688,898)
Decrease	(115,286)	$(3,242,291)	(214,522)	$(4,898,145)

Class C Shares
Shares sold	19,563	$546,806	85,219	$1,905,013
Shares reacquired	(140,609)	(3,977,839)	(528,689)	(12,019,490)
Decrease	(121,046)	$(3,431,033)	(443,470)	$(10,114,477)

Class F Shares
Shares sold	359,640	$11,751,018	407,359	$10,816,433
Reinvestment of distributions	756	23,437	–	–
Shares reacquired	(190,603)	(6,147,814)	(446,866)	(11,713,284)
Increase (decrease)	169,793	$5,626,641	(39,507)	$(896,851)

Class I Shares
Shares sold	7,616,133	$262,858,670	11,276,782	$321,676,217
Reinvestment of distributions	137,882	4,533,575	–	–
Shares reacquired	(3,578,933)	(125,373,636)	(7,017,920)	(195,838,186)
Increase	4,175,082	$142,018,609	4,258,862	$125,838,031

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund	Six Months Ended May 31, 2011 (unaudited)		Year Ended November 30, 2010
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	1,116,056	$36,059,043	2,508,370	$66,035,169
Shares reacquired	(2,729,117)	(87,927,467)	(3,725,964)	(96,873,424)
Decrease	(1,613,061)	$(51,868,424)	(1,217,594)	$(30,838,255)

Class R2 Shares
Shares sold	243,177	$8,085,487	1,885	$49,990
Shares reacquired	(2,407)	(80,706)	(2,937)	(79,605)
Increase (decrease)	240,770	$8,004,781	(1,052)	$(29,615)

Class R3 Shares
Shares sold	232,292	$7,767,492	123,151	$3,227,475
Shares reacquired	(36,436)	(1,195,504)	(30,056)	(783,198)
Increase	195,856	$6,571,988	93,095	$2,444,277
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contracts

At meetings held on December 15 and 16, 2010, the Board of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate securities index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of one or more performance universes.

As to Small Cap Value Fund, the Board considered the investment performance of its Class A shares in relation to two different performance universes, the first consisting of small-cap core funds and the second consisting of small-cap value funds. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the first performance universe for the eight-month period, the second quintile for the one-year period, and the first quintile for the three-year, five-year, and ten-year periods. The Board observed that the investment performance was in the third quintile of the second performance universe for the eight-month period, the second quintile for the one-year and three-year periods, and the first quintile for the five-year and ten-year periods. The Board also observed that the investment performance was lower than that of each of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index for the eight-month period and higher than that of those Indexes for the one-year, three-year, five-year and ten-year periods.

As to Classic Stock Fund, the Board observed that the investment performance of its Class A shares was in the fifth quintile of its performance universe for the eight-month and one-year periods and the first quintile for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper Large-Cap Core Index for the eight-month and one-year periods and higher than that of the Index for the three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board noted that in 2009 Gerald S.E. Heffernan, Jr., had become lead portfolio manager for Small Cap Value Fund. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of the Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Small Cap Value Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of small-cap core funds and the second consisting of small-cap value funds. As to the first peer group, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately three basis points above the median of the peer group and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately seven basis points below the median of the peer group, the total expense ratio of Class F was approximately eleven basis points below the median of the peer group, the total expense ratio of Class I was approximately one basis point below the median of the peer group, the total expense ratio of Class P was approximately ten basis points below the median of the peer group, the total expense ratio of Class R2 was approximately three basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points below the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately two basis points above the median of the peer group and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board observed that the total expense ratios of Class A and Class R3 were approximately eight basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fourteen basis points below the median of the peer group, the total expense ratio of Class F was approximately four basis points below the median of the peer group, the total expense ratio of Class I was approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately thirteen basis points below the median of the peer group, and the total expense ratio of Class R2 was approximately the same as the median of the peer group. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to Classic Stock Fund, the Board observed that for the fiscal year ended November 30, 2009 the contractual management and administrative services fees were approximately one basis point above the median of the peer group and the actual management and administrative service fees were approximately fifteen basis points below the median of the peer group. The Board observed that for the fiscal year ended November 30, 2009 the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratio of Class B was approximately eight basis points below the median of the peer group, the total expense ratio of Class C was approximately seven basis points below the median of the peer group, the total expense ratio of Class F was approximately four basis points below the median of the peer group, the total expense ratio of Class I was approximately two basis points below median of the peer group, the total expense ratio of Class P was approximately two basis points above the median of the peer group, and the total expense ratios of Class R2 and Class R3 were approximately three basis points below the median of the peer group. The Board noted that effective April 1, 2010 it and Lord Abbett had entered into an expense reimbursement agreement that had the effect of limiting the total expense ratio of Class A to not more than 0.98%, the total expense ratios of Class B and Class C to not more than 1.63%, the total expense ratio of Class F to not more than 0.73%, the total expense ratio of Class I to not more than 0.63%, the total expense ratio of Class P to not more than 1.08%, the total expense ratio of Class R2 to not more than 1.23%, and the total expense ratio of Class R3 to not more than 1.13% and that Lord Abbett proposed to renew the agreement through March 31, 2012. The Board considered how those expense ratios would relate to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Classic Stock Fund

Small-Cap Value Series

LARF-3-0511

(07/11)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 26, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 26, 2011

By:	Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 26, 2011